                                    ANNUAL REPORT
                                    --------------------------------------------
                                    [HARBOR FUND LOGO]

                                    OCTOBER 31, 1998

                                    --------------------------------------------
                                    HARBOR FUND

HARBOR FUND
ANNUAL REPORT OVERVIEW
     Harbor Fund completed its most recent fiscal year on October 31, 1998. Total annual return is shown below for each one of the nine portfolios. All performance figures included in this report are total returns and assume the reinvestment of dividends. The long-term historic returns represent unmanaged indices and are included as an indication of longer-term potential associated with taking different levels of market risk.

                                                                TOTAL RETURN FOR
                                                                   YEAR ENDED
HARBOR FUNDS IN DESCENDING ORDER OF MARKET RISK                    10/31/1998
-----------------------------------------------                 ----------------
Growth......................................................          -8.73%
International Growth........................................          16.96%
Capital Appreciation........................................          15.72%
International II............................................          -1.98%
International...............................................           6.97%
Value.......................................................           6.69%
Bond........................................................          10.33%
Short Duration..............................................           6.81%
Money Market................................................           5.20%

COMMONLY USED MARKET INDICES
----------------------------
Morgan Stanley Capital International Europe, Australia, and
  Far East
  (EAFE); international equity..............................        9.65%
Standard & Poor's 500 (S&P 500); domestic equity............       22.09%
Lehman Brothers Aggregate (LB AGG); domestic bonds..........        9.34%
One-Year Government Bonds (1-YR GVT)........................        6.32%
90-Day U.S. Treasury Bills (T-Bills); domestic short-term...        5.15%

                                                                  30 YEARS
                                                                 1968-1997
LONG-TERM HISTORIC RETURNS                                      ANNUAL RATES
--------------------------                                      ------------
EAFE(1).....................................................       12.06%
S&P 500.....................................................       12.12%
Domestic Bonds (intermediate and long)(2)...................        8.62%
1-YR GVT(3).................................................        7.86%
T-Bills.....................................................        6.77%
Consumer Price Index........................................        5.34%

HARBOR FUND EXPENSE                                                                                                   LIPPER
RATIOS                               1994         1995(a)         1996(a)         1997(a)         1998(a)            MEDIAN**
-------------------                  ----         -------         -------         -------         -------            --------
Growth...........................    0.93%          0.93%           0.93%           1.12%           1.00%              1.20%
International Growth.............    1.32%*         1.21%*          1.11%           1.02%           0.96%              0.98%
Capital Appreciation.............    0.81%          0.75%           0.75%           0.70%           0.68%              0.68%
International II.................      NA%            NA%           1.46%+*         0.99%*          1.15%*             1.42%
International....................    1.10%++        1.04%++         0.99%++         0.97%++         0.94%++            0.98%
Value............................    1.04%          0.90%           0.83%           0.83%           0.79%              0.88%
Bond.............................    0.77%*         0.70%*          0.70%*          0.67%*          0.65%*             0.58%
Short Duration***................    0.38%*         0.39%*          0.35%*          0.38%*          0.36%*             0.49%
Money Market.....................    0.67%*         0.61%*          0.64%*          0.63%*          0.57%*             0.52%

   ------------------

      (1) EAFE date of inception is January 1970; 1968 and 1969 are replications of the index as calculated by InterSec Research.
      (2) LB AGG not available for 30 year period; blended historic data used to approximate total Bond Market Return.
      (3) Historic data used to approximate total One-Year Government Bonds Return.
      (a) Percentage does not reflect reduction for credit balance arrangements which would have amounted to the following:
        Year Ended October 31, 1997 -- International II .01%, Short
          Duration .02%, Money Market .01%
        Year Ended October 31, 1996 -- Growth .01%, International Growth
          .01%, International II .02%, Short Duration .02%
        Year Ended October 31, 1995 -- Short Duration .01%
     * Reflects the Adviser's agreement not to impose all or a portion of its advisory fees.
    ** Includes all funds in the 9/30/98 Lipper Universe with the same investment objective as the comparable Harbor Fund portfolio and with similar net assets.
   *** For operating expenses only. Total expense ratio, including interest expense for the Short Duration Fund, is 1.64% for 1994, 1.84% for 1995, 1.59% for 1996, 1.00% for 1997, and 0.00% for the year ended
       10/31/98. Harbor Short Duration Fund commenced operations 1/1/92.
     + Annualized figure.
    ++ Reflects the Adviser's and Subadviser's agreement not to impose a portion of the advisory fee.

DEAR SHAREHOLDER:
     America's economy rolled ahead within the speed limit and seemingly on cruise control for most of Harbor Fund's fiscal year.

     In an eventful final quarter, however, nervous investors sensed that in the eighth year of uninterrupted expansion we might be running out of gas and sent the equity market into an August swoon.

     Along came the Federal Reserve Board--satisfied that inflation was no threat--with fine tuning moves to stimulate more growth by lowering short term interest rates in September, October, and November.

     Before these cuts, the last previous change by the Fed open market committee was a quarter-point increase in March 1997. The cuts of 25 basis points each, reduced the federal funds rate to 4.75%. Each of the cuts seemed to assuage investors and put new steam into the equity markets.

     Significant economic developments at home and abroad late in Harbor's fiscal year ended October 31, played important roles in the foregoing events:

        - Prospects for continued robust consumer spending dimmed as consumer confidence sagged late in the year.

        - Profits of U.S. companies fell in the second and third quarters.

        - Rising labor costs in a tight U.S. labor market were not being fully offset by productivity gains.

        - By mid-year, the U.S. trade deficit had soared to an all-time high.

        - Japan's economy was mired in recession and the Asian financial crisis spread to Latin and South America with Russia acting as the catalyst.

        - For the world's major equity markets, the third quarter was easily the worst of any quarter in the past eight years and the emerging markets continued to decline.

        - After a Russian debt default and ruble devaluation in August, investors fled from all but the safest securities. Issuance of junk bonds in the U.S. just about halted and domestic equity financing tightened perceptibly.

     Easing the looming credit crunch was cited by Federal Reserve Chairman Alan Greenspan as a major objective of the actions to lower short-term rates. Not all the domestic and world economic news in fiscal year 1998 was discouraging for investors. Consider that:

        - Inflation in the U.S. as measured by the GDP deflator matched its lowest reading in almost 35 years, rising at an annual rate of just 0.8% in the calendar year third quarter.

        - Amid global turbulence, Europe was a beacon of relative stability, with growing success in corporate restructuring, cost cutting, and profit increases.

        - European Monetary Union and the Euro common currency appeared set for launch at year end with governmental actions to meet rigorous demands for membership giving the 11 member nations a stronger worldwide image.

        - Thailand and Korea were bright spots in Asia as both moved ahead with financial system restructuring plans through forced closings or mergers of local banks.

        - Throughout 1998, the growing U.S. federal budget surplus was a strong positive for the economy and--because of the Treasury's reduced need to borrow--for the bond market.

        - With interest rates falling near year end, the robust domestic housing market--the most interest sensitive segment of the economy--was expected to continue strong and mortgage refinancing added purchasing power to the economy.

     Bond market performance during Harbor's fiscal year was stellar, both at home and in much of Europe. As reported by Bill Gross of Pacific Investment Management Co. (PIMCO) and portfolio manager of Harbor Bond

Fund, the annual PIMCO secular forum near mid-year came up with what appears to us to be a good call on the continued outlook for bonds.

     With low inflation and real interest rates dropping to 3.25%, PIMCO remains bullish on the outlook for bond prices and forecast perhaps the last leg downward of this 17-year bull market, Mr. Gross reported. Long term treasury yields over the next several years, the forum concluded, should range between
4.5 and 6.5%, with most activity occurring near 5%.

     With bond prices rising and yields falling during most of the fiscal year, Harbor Bond Fund had excellent performance, in no small part due to astute portfolio strategy in the face of a flattening yield curve which was virtually level by fiscal year end. Also, both Harbor Short Duration and Harbor Money Market funds had nice returns.

     Harbor's equity funds had mixed performance, largely attributable to the increasingly narrow market caused by the so-called "flight to quality," with worried investors seeking to reduce risk by focusing on a handful of companies in industries perceived to have more dependable earnings growth prospects. In general, growth stocks were favored over value stocks and larger capitalization stocks were favored over smaller ones.

     Valuations and earnings growth prospects for small stocks grew stronger compared to larger capitalization stocks during the year. Small-cap valuations also appeared more attractive in European markets where economies were improving and governments are encouraging development of small-cap markets and entrepreneurial companies.

     Harbor International Growth Fund led the Harbor equity group with strong returns in a year when Fund holdings in Europe were increased sharply and those in Southeast Asia were virtually eliminated. Of the domestic equity funds, Harbor Capital Appreciation was the leader, maintaining its record of strong annual returns since inception almost 11 years ago.

     A transition in the management of Harbor Fund and Harbor Capital Advisors is in the offing because of my intent to retire as president and trustee. I expect this process to be completed before the end of 1999. The quality of Harbor's service is in no way expected to be affected by this planned change in management. It has been a thrilling experience to be a part of the firm's growth; I shall miss it.

     As always, we invite your review of the performance of the Harbor funds on the pages which follow and since expenses are a very important element in the performance of your investments, we also direct your attention to the expense ratios on page one of this report.

     At Harbor, we have a single focus--adding value to your money. Thank you for investing in the Harbor funds.

     As always, we welcome your thoughts.

December 11, 1998                           Sincerely,

                                            Ronald C. Boller

                                            Ronald C. Boller
                                            President

HARBOR FUND
     The following performance figures are annualized for each Fund. The date of inception for Harbor Growth Fund was November 19, 1986; Harbor International Growth Fund was November 1, 1993; Harbor International Fund II was June 1, 1996; Harbor Short Duration Fund was January 1, 1992; and all other Funds started December 29, 1987.

    HARBOR GROWTH FUND                                           NET ASSET VALUE: 10/31/98  $10.81
                                                                                  10/31/97  $14.20


                                  [LINE GRAPH]

                            HARBOR GROWTH FUND                      S&P 500
                            ------------------                      -------
10/31/88                         10000.00                           10000.00
10/31/89                         11856.00                           12612.00
10/31/90                          9789.00                           11669.00
10/31/91                         16515.00                           15572.00
10/31/92                         15281.00                           17125.00
10/31/93                         19279.00                           19674.00
10/31/94                         17681.00                           20471.00
10/31/95                         22264.00                           25880.00
10/31/96                         25568.00                           32153.00
10/31/97                         30333.00                           42516.00
10/31/98                         27685.00                           51910.00



    ------------------------------------------------------------------------
                                     Total Return for Periods Ended 10/31/98
    ------------------------------------------------------------------------
             Fund/Index                      12 months   5 years   10 years
    ------------------------------------------------------------------------

     Harbor Growth                            -8.73%      7.51%     10.72%
    ------------------------------------------------------------------------
     S&P 500                                  22.09%     21.42%     17.90%
    ------------------------------------------------------------------------
                                      Total Return for Periods Ended 9/30/98
    ------------------------------------------------------------------------
     Harbor Growth                            -12.15%     7.35%     10.39%
    ------------------------------------------------------------------------

    Performance of small company growth
    stocks lagged that of mid- and
    large-capitalization equities during
    Harbor's fiscal year. While the Harbor
    Growth Fund again substantially
    outperformed its peer group in the
    period, returns fell well below those
    of the S&P 500 index, which was
    dominated by a small group of
    large-cap stocks. Strong returns from
    leisure, retail foods, auto equipment
    and computer equipment stocks were
    offset by overall performance in the
    technology, consumer non-durables and
    capital goods (machinery) sectors,
    which trailed the market.

    HARBOR INTERNATIONAL GROWTH FUND                             NET ASSET VALUE: 10/31/98  $18.07
                                                                                  10/31/97  $16.15

                                  [LINE GRAPH]

                            HARBOR INTERNATIONAL GROWTH FUND               EAFA
                            --------------------------------               ----
10/31/93                              10000.00                           10000.00
10/31/94                              11536.00                           11009.00
10/31/95                              12208.00                           10968.00
10/31/96                              15609.00                           12117.00
10/31/97                              16878.00                           12678.00
10/31/98                              19741.00                           13901.00

    ------------------------------------------------------------------------
                                     Total Return for Periods Ended 10/31/98
    ------------------------------------------------------------------------
    Fund/Index                               12 months   5 years     Since
                                                                   Inception
    ------------------------------------------------------------------------
     Harbor International Growth              16.96%     14.57%     14.57%
    ------------------------------------------------------------------------
      EAFE                                     9.65%      6.81%      6.81%
    ------------------------------------------------------------------------
                                      Total Return for Periods Ended 9/30/98
    ------------------------------------------------------------------------
     Harbor International Growth              -4.95%       N/A      12.37%
    ------------------------------------------------------------------------

    With another exceptional performance
    in fiscal year 1998, Harbor
    International Growth Fund has
    outperformed the EAFE index by a
    substantial margin in each of the five
    years since the Fund's founding.
    Strong gains came from holdings in
    Italy and France, which were increased
    during the year. Returns from holdings
    in the UK, largest in the portfolio at
    24%, were excellent. These were offset
    somewhat by negative returns from
    holdings in Mexico, Germany, Hong
    Kong, Australia, and Malaysia. The
    latter four were the only countries
    where fund holdings did not outperform
    the index. The Fund may be subject to
    greater risks, such as changes in
    currency rates, foreign taxation,
    differences in foreign auditing, and
    other financial standards, as well as
    higher brokerage and custodian fees
    than funds invested only in the U.S.

     Performance data quoted represents past performance and is not predictive of future performance. Actual return and principal value on an investment will fluctuate, and the shares, when redeemed, may be worth more or less than their original cost.

                                                                                  10/31/98  $33.51
    HARBOR CAPITAL APPRECIATION FUND                             NET ASSET VALUE: 10/31/97  $34.01


                                  [LINE GRAPH]

                                                                    CAPITAL APPRECIATION                     S&P 500
                                                                    --------------------                     -------
10/31/88                                                                  10000.00                           10000.00
10/31/89                                                                  12091.00                           12612.00
10/31/90                                                                  10698.00                           11669.00
10/31/91                                                                  16619.00                           15572.00
10/31/92                                                                  19015.00                           17125.00
10/31/93                                                                  22848.00                           19674.00
10/31/94                                                                  24505.00                           20471.00
10/31/95                                                                  33259.00                           25880.00
10/31/96                                                                  37657.00                           32153.00
10/31/97                                                                  51111.00                           42516.00
10/31/98                                                                  59147.00                           51910.00



    ---------------------------------------------------------------------
                                  Total Return for Periods Ended 10/31/98
    ---------------------------------------------------------------------
             Fund/Index              12 months     5 years     10 years
    ---------------------------------------------------------------------
      Harbor Capital Appreciation     15.72%       20.95%       19.45%
    ---------------------------------------------------------------------
      S&P 500                         22.09%       21.42%       17.90%
    ---------------------------------------------------------------------
                                   Total Return for Periods Ended 9/30/98
    ---------------------------------------------------------------------
      Harbor Capital Appreciation      2.19%       19.91%       18.79%
    ---------------------------------------------------------------------

    Good results were achieved by Harbor
    Capital Appreciation Fund in a fiscal
    year in which the market progressively
    narrowed as investors focused on a
    small number of large capitalization
    stocks. As a result, Fund performance
    fell short of that of the S&P 500,
    which was dominated by the favored
    large-cap stocks. Technology and
    financial stocks, the two largest
    segments of the Fund portfolio had
    good returns even though both modestly
    underperformed the index. Good returns
    by holdings in telecommunications and
    computers were partly offset by
    negative results from electronic
    instruments and high tech equipment.
    Consumer non-durables and health care
    holdings outperformed the market,
    particularly drugs and retail stocks.
    Small holdings in oil services and
    transportation stocks had negative
    results.

                                                                                  10/31/98  $11.26
    HARBOR INTERNATIONAL FUND II                                 NET ASSET VALUE: 10/31/97  $12.14

                                  [LINE GRAPH]

                                                                 HARBOR INTERNATIONAL FUND II                  EAFE
                                                                 ----------------------------                  ----
10/31/96                                                                  10470.00                            9941.00
10/31/97                                                                  12212.00                           10401.00
10/31/98                                                                  11970.00                           11404.00

    ---------------------------------------------------------------------
                                  Total Return for Periods Ended 10/31/98
    ---------------------------------------------------------------------
             Fund/Index              12 months     5 years       Since
                                                               Inception
    ---------------------------------------------------------------------
      Harbor International II         -1.98%         N/A         7.73%
    ---------------------------------------------------------------------
      EAFE                             9.65%        6.81%        5.59%
    ---------------------------------------------------------------------
                                   Total Return for Periods Ended 9/30/98
    ---------------------------------------------------------------------
     Harbor International II          -22.49%        N/A         2.13%
    ---------------------------------------------------------------------

    Despite a strong turnaround in the
    final month of the fiscal year, Harbor
    International Fund II had slightly
    negative returns for the year and
    substantially underperformed the EAFE
    index. Exceptionally strong returns
    from sizeable holdings in France and
    Italy could not offset negative
    returns from investments in Hong Kong
    and Singapore. In addition, returns
    from holdings in Switzerland and the
    UK, were below gains in the index in
    those countries. Results also were
    hurt by negative performance of
    smaller holdings in Malaysia, Russia,
    Canada, and Norway, all of which were
    reduced or eliminated by fiscal year
    end. The Fund may be subject to
    greater risks, such as changes in
    currency rates, foreign taxation,
    differences in foreign auditing, and
    other financial standards, as well as
    higher brokerage and custodian fees
    than funds invested only in the U.S.

                                                                                   10/31/98  $36.97
                           HARBOR INTERNATIONAL FUND              NET ASSET VALUE: 10/31/97  $35.84

                                  [LINE GRAPH]

                                                     HARBOR INTERNATIONAL FUND                EAFE
                                                     -------------------------                ----
                           10/31/88                        10000.00                         10000.00
                           10/31/89                        13130.00                         10814.00
                           10/31/90                        13631.00                          9428.00
                           10/31/91                        16049.00                         10083.00
                           10/31/92                        15403.00                          8751.00
                           10/31/93                        21488.00                         12028.00
                           10/31/94                        25478.00                         13242.00
                           10/31/95                        26769.00                         13193.00
                           10/31/96                        31633.00                         14575.00
                           10/31/97                        37726.00                         15249.00
                           10/31/98                        40357.00                         16720.00

                               -------------------------------------------------------------------
                                                           Total Return for Periods Ended 10/31/98
                               -------------------------------------------------------------------
                                      Fund/Index                   12 months   5 years   10 years
                               -------------------------------------------------------------------
                                 Harbor International                6.97%     13.43%     14.97%
                               -------------------------------------------------------------------
                                 EAFE                                9.65%      6.81%      5.27%
                               -------------------------------------------------------------------
                                                            Total Return for Periods Ended 9/30/98
                               -------------------------------------------------------------------
                                Harbor International                -11.35%    12.51%     14.81%
                               -------------------------------------------------------------------

    Downturns in many international
    markets hurt performance of the Harbor
    International Fund in the fiscal year.
    For the first time in 11 years since
    inception, returns of the Fund trailed
    those of the EAFE index. A strong gain
    in October did not offset declines
    during market selloffs in August and
    September. Exceptional returns came
    from holdings in Italy, which
    increased to almost 5% of the
    portfolio, and Portugal. Good returns
    were earned from substantial holdings
    in Spain, France, and Switzerland, but
    fell short of the index in those
    countries. Holdings in the UK, which
    represent almost a quarter of the
    portfolio, were strong and topped the
    index. Returns were hurt by holdings
    in Asia, South Africa and Russia.
    Holdings in Russia were eliminated
    before the end of the period. The Fund
    may be subject to greater risks, such
    as changes in currency rates, foreign
    taxation, differences in foreign
    auditing, and other financial
    standards, as well as higher brokerage
    and custodian fees than funds invested
    only in the U.S.

                                                                                          10/31/98  $15.21
                               HARBOR VALUE FUND                         NET ASSET VALUE: 10/31/97  $18.17

                                  [LINE GRAPH]

                                                               HARBOR VALUE FUND                  S&P 500
                                                               -----------------                  -------
                           10/31/88                              10000.00                         10000.00
                           10/31/89                              12664.00                         12612.00
                           10/31/90                              11018.00                         11669.00
                           10/31/91                              14343.00                         15572.00
                           10/31/92                              15355.00                         17125.00
                           10/31/93                              17195.00                         19674.00
                           10/31/94                              18020.00                         20471.00
                           10/31/95                              21808.00                         25880.00
                           10/31/96                              26842.00                         32153.00
                           10/31/97                              35184.00                         42516.00
                           10/31/98                              37538.00                         51910.00

                               -------------------------------------------------------------------
                                                           Total Return for Periods Ended 10/31/98
                               -------------------------------------------------------------------
                                      Fund/Index                   12 months   5 years   10 years
                               -------------------------------------------------------------------
                                 Harbor Value                        6.69%     16.90%     14.14%
                               -------------------------------------------------------------------
                                 S&P 500                            22.09%     21.42%     17.90%
                               -------------------------------------------------------------------
                                                            Total Return for Periods Ended 9/30/98
                               -------------------------------------------------------------------
                                 Harbor Value                       -5.81%     15.12%     13.59%
                               -------------------------------------------------------------------

    Narrowing of the equity market during
    and immediately following downturns in
    June and August--when investor focus
    turned to a small number of large
    capitalization stocks--hurt Harbor
    Value Fund performance in the fiscal
    year and returns fell well short of
    the S&P 500 index. Returns from Fund
    holdings in retail food, health care,
    drugs, pollution control, banks and
    telephones were exceptional and
    outperformed their market segments.
    These were offset by overall
    performance in the basic materials and
    technology sectors which trailed the
    market. Passive management of 25% of
    fund assets added broad
    diversification.

                                                                                  10/31/98  $11.82
    HARBOR BOND FUND                                             NET ASSET VALUE: 10/31/97  $11.57





                               HARBOR BOND                  LB AGG
                               -----------                  ------
10/31/88                         10000.00                  10000.00
10/31/89                         11166.00                  11190.00
10/31/90                         11616.00                  11896.00
10/31/91                         13940.00                  13777.00
10/31/92                         15632.00                  15132.00
10/31/93                         17818.00                  16928.00
10/31/94                         17258.00                  16307.00
10/31/95                         19771.00                  18859.00
10/31/96                         21265.00                  19961.00
10/31/97                         23171.00                  21736.00
10/31/98                         25566.00                  23766.00




    -------------------------------------------------------------------
                                Total Return for Periods Ended 10/31/98
    -------------------------------------------------------------------
    Fund/Index                          12 months   5 years   10 years
    -------------------------------------------------------------------
      Harbor Bond                        10.33%      7.49%      9.84%
    -------------------------------------------------------------------
      LB AGG                              9.34%      7.02%      9.04%
    -------------------------------------------------------------------
                                 Total Return for Periods Ended 9/30/98
    -------------------------------------------------------------------
    -------------------------------------------------------------------
     Harbor Bond                         12.06%      7.71%     10.09%
    -------------------------------------------------------------------

    With a double-digit return for the
    fiscal year, Harbor Bond Fund
    outperformed the Lehman Brothers
    Aggregate index by almost 100 basis
    points. Interest rates fell
    dramatically during the period as many
    investors sought the safe haven of
    treasuries over other asset classes. A
    longer-than-index duration was
    maintained in the Fund throughout the
    period, strongly benefiting
    performance. Also, as short- and
    intermediate-term interest rates fell
    faster than those at other points
    along the yield curve, the Fund's
    focus on intermediate maturity issues
    helped performance. Sector
    strategies--including overweighting of
    high-quality mortgage-backed
    securities--also made positive
    contributions. Underweighting of
    investment grade corporates was
    helpful since fears over a slowing
    economy hurt this sector's
    performance. Limited exposure to lower
    rated credits slightly curtailed
    performance in the short term but it
    has added value over longer periods of
    time.

                                                                                   10/31/98  $8.69
    HARBOR SHORT DURATION FUND                                   NET ASSET VALUE:  10/31/97  $8.66


                             HARBOR SHORT DURATION         1 YR GVT
                             ---------------------         --------
10/31/91                         10000.00                  10000.00
10/31/92                         10372.00                  10421.00
10/31/93                         10909.00                  10830.00
10/31/94                         11185.00                  11147.00
10/31/95                         11949.00                  11950.00
10/31/96                         12814.00                  12669.00
10/31/97                         13516.00                  13414.00
10/31/98                         14436.00                  14262.00

    -------------------------------------------------------------------
                                Total Return for Periods Ended 10/31/98

    -------------------------------------------------------------------
    Fund/Index                          12 months   5 years     Since
                                                              Inception
    -------------------------------------------------------------------
      Harbor Short Duration               6.81%      5.76%      5.52%
    -------------------------------------------------------------------
      1-Yr GVT                            6.32%      5.66%      5.33%
    -------------------------------------------------------------------
                                 Total Return for Periods Ended 9/30/98
    -------------------------------------------------------------------
    -------------------------------------------------------------------
     Harbor Short Duration                6.75%      5.78%      5.51%
    -------------------------------------------------------------------

    Posting a strong return of 6.81%,
    Harbor Short Duration Fund
    significantly bettered returns of both
    one-year treasury and 90-day treasury
    bills in the fiscal year. Average
    annual returns of the Fund over the
    previous 5-year period continued well
    above those of both the one-year and
    90-day bills. During the year,
    holdings of treasuries were trimmed to
    about 11% of the portfolio and at year
    end AAA rated agencies, mortgages, and
    asset-backed securities made up most
    of the portfolio. Most holdings were
    in the short and intermediate maturity
    portions of the yield curve, which
    benefited return as the yield curve
    steepened in September. Average
    interest rate duration generally was
    maintained in the 18-month to 2-year
    range, which also added to performance
    as interest rates fell.

                                                            10/31/98    $1.00
    HARBOR MONEY MARKET FUND              NET ASSET VALUE:  10/31/97    $1.00



                                             GRAPH

                                                                HARBOR MONEY MARKET             T-BILLS
                                                                -------------------             -------
               10/31/88                                             10000.00                    10000.00
               10/31/89                                             10944.00                    10876.00
               10/31/90                                             11821.00                    11759.00
               10/31/91                                             12561.00                    12491.00
               10/31/92                                             13022.00                    12975.00
               10/31/93                                             13371.00                    13375.00
               10/31/94                                             13843.00                    13895.00
               10/31/95                                             14627.00                    14698.00
               10/31/96                                             15370.00                    15478.00
               10/31/97                                             16155.00                    16297.00
               10/31/98                                             16995.00                    17136.00




    -------------------------------------------------------------------
                                Total Return for Periods Ended 10/31/98
     -------------------------------------------------------------------
    Fund/Index                          12 months   5 years   10 years
    -------------------------------------------------------------------
      Harbor Money Market                 5.20%      4.91%      5.45%
    -------------------------------------------------------------------
      T-Bills                             5.15%      5.08%      5.53%
    -------------------------------------------------------------------
                                Current Yield for Periods Ended 9/30/98
     ------------------------------------------------------------------
      Harbor Money Market      7 days: 5.08%        30 Days: 5.11%
    ------------------------------------------------------------------

    Returns of Harbor Money Market Fund
    bettered those of the 90-day treasury
    bill and continued to significantly
    outperform the IBC's average for all
    taxable money market funds for the
    fiscal year. Short-term interest
    rates, after having risen in the
    fiscal first quarter because of
    liquidations by foreign banks forced
    by the Asian financial crisis,
    declined over the following 9 months.
    The Fund was invested in high quality,
    short-term instruments--about 40%
    commercial paper and 50% certificates
    of deposit. The spread between the
    90-day treasury bill and these higher
    yielding securities added to Fund
    performance, as did aggressive
    management of duration to capture the
    decline in interest rates. Maintenance
    of a bulleted exposure at the middle
    of the yield curve also benefited
    results. An investment in the Fund is
    not insured or guaranteed by the FDIC
    or any other government agency.
    Although the Fund seeks to preserve
    the value of your investment at $1.00
    per share, it is possible to lose
    money by investing in the Fund.

REPORT OF INDEPENDENT ACCOUNTANTS
TO THE SHAREHOLDERS AND
BOARD OF TRUSTEES OF HARBOR FUND

     In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the nine Funds constituting the Harbor Fund, (hereafter referred to as the "Trust") at October 31, 1998, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts

December 11, 1998

HARBOR GROWTH FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 1998

Common Stock Holdings (% of net assets)
(Excludes net cash, convertible bonds and short-term investments of 3.8%)

    Machinery
                                        0.7
    Domestic Oil
                                        1.0
    Services
                                        1.8
    Pollution Control
                                        1.9
    Retail-All Other
                                        2.0
    Leisure & Luxury
                                        2.2
    Automobile Equipment
                                        2.3
    Electric Power
                                        2.6
    Media
                                        2.6
    Apparel & Textiles
                                        3.0
    Manufacturing Diversified
                                        4.2
    Miscellaneous High Tech
                                        4.6
    Drugs & Medicine
                                        5.6
    Semiconductors
                                        5.8
    Health Care-Hospital Management
                                        6.4
    Electronic Instruments
                                        7.7
    Telecommunications
                                        8.6
    Computers & Business Equipment
                                        15.1
    Computer Services
                                        18.1

COMMON STOCKS--96.2%
                                                          VALUE
                                              SHARES     (000S)
                                             ---------   -------
APPAREL & TEXTILES--3.0%
  TJX Companies Inc. New...................   140,000    $ 2,651
                                                         -------
AUTOMOBILE EQUIPMENT--2.3%
  Tower Automotive Inc.*...................    92,000      2,047
                                                         -------

                                                          VALUE
                                              SHARES     (000S)
                                             ---------   -------


COMPUTER SERVICES--18.1%
  AXENT Technologies Inc.*.................    75,840    $ 1,905
  BMC Software Inc.*.......................    50,000      2,403
  DataWorks Corp.*.........................   200,000      1,363
  Legato Systems Inc.*.....................   200,000      7,825
  Project Software & Development Inc.*.....   110,000      1,994
  Zitel Corp.*.............................   100,000        428
                                                         -------
                                                          15,918
                                                         -------
COMPUTERS & BUSINESS EQUIPMENT--15.1%
  Comverse Technology Inc..................    85,000      3,910
  EMC Corp.*...............................    60,000      3,863
  Network Appliance Inc.*..................   100,000      5,475
                                                         -------
                                                          13,248
                                                         -------
DOMESTIC OIL--1.0%
  Valero Energy Corp.......................    36,200        905
                                                         -------
DRUGS & MEDICINE--5.6%
  Dura Pharmaceuticals Inc.*...............    41,700        503
  Elan Corp. plc* ADR(1)...................    30,000      2,102
  Molecular Devices Corp.*.................   120,000      2,280
                                                         -------





                                                           4,885
                                                         -------
ELECTRIC POWER--2.6%
  The AES Corp.*...........................    55,400      2,268
                                                         -------
ELECTRONIC INSTRUMENTS--7.7%
  Checkpoint Systems Inc.*.................   160,000      1,900
  GenRad Inc.*.............................   112,500      1,828
  LoJack Corp.*............................   280,000      3,080
                                                         -------
                                                           6,808
                                                         -------
HEALTH CARE-HOSPITAL MANAGEMENT--6.4%
  Health Management Association*...........   135,000      2,405
  HEALTHSOUTH Corp.*.......................    73,700        894
  Safeskin Corp.*..........................    95,000      2,102
  UroCor Inc.*.............................    37,500        253
                                                         -------
                                                           5,654
                                                         -------
LEISURE & LUXURY--2.2%
  Carnival Corp. ..........................    60,000      1,942
                                                         -------
MACHINERY--0.7%
  Hirsch International Corp.*..............   170,000        637
                                                         -------
MANUFACTURING DIVERSIFIED--4.2%
  AFC Cable Systems Inc.*..................   100,000      2,463
  Brunswick Technologies Inc.*.............   165,000      1,217
                                                         -------
                                                           3,680
                                                         -------
MEDIA--2.6%
  Chancellor Media Corp.*..................    60,000      2,302
                                                         -------
MISCELLANEOUS HIGH TECH--4.6%
  JPM Co.*.................................   105,000        735
  Planar Systems Inc.*.....................   203,500      1,832
  Sawtek Inc.*.............................    75,000      1,514
                                                         -------
                                                           4,081
                                                         -------

HARBOR GROWTH FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                          VALUE
                                              SHARES     (000S)
                                             ---------   -------
POLLUTION CONTROL--1.9%
  Waste Management Inc.....................    36,120    $ 1,630
                                                         -------
RETAIL-ALL OTHER--2.0%
  Dollar Tree Stores Inc.*.................    45,000      1,735
                                                         -------
SEMICONDUCTORS--5.8%
  Advanced Technology Materials Inc.*......   107,500      1,478
  Dallas Semiconductor Corp. ..............    75,000      2,775
  Summit Design Inc.*......................   100,000        838
                                                         -------
                                                           5,091
                                                         -------
SERVICES--1.8%
  Robert Half International Inc.*..........    40,000      1,605
                                                         -------
TELECOMMUNICATIONS--8.6%
  Aspect Telecommunications Corp.*.........   150,000      2,269
  Nextel Communications Inc.*..............    90,000      1,631
  P-Com Inc.*..............................   150,000        478
  Transcrypt International Inc.*...........   237,500        772
  Uniphase Corp.*..........................    50,000      2,475
                                                         -------
                                                           7,625
                                                         -------
TOTAL COMMON STOCKS
  (Cost $82,922)......................................    84,712
                                                         -------

                                             PRINCIPAL
                                              AMOUNT      VALUE
                                              (000S)     (000S)
                                             ---------   -------
CONVERTIBLE BOND--2.4%
    (Cost $2,138)

  Mansur Industries Inc.
    8.250%--02/23/2003 PIK(2)..............    $2,129    $ 2,129
                                                         -------

SHORT-TERM INVESTMENT--6.7%
        (Cost $5,901)
REPURCHASE AGREEMENT
  Repurchase Agreement with State Street
    Bank & Trust dated October 30, 1998 due
    November 2, 1998 at 4.25%,
    collateralized by a U.S. Treasury Note,
    13.750% August 15, 2004, par value of
    $4,025 (repurchase proceeds of $5,903
    when closed on November 2, 1998).......     5,901      5,901
                                                         -------
TOTAL INVESTMENTS--105.3%
  (Cost $90,961)......................................    92,742
CASH AND OTHER ASSETS,
  LESS LIABILITIES--(5.3%)............................    (4,712)
                                                         -------
TOTAL NET ASSETS--100.0%..............................   $88,030
                                                         =======

------------
(1) ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking organizations.

(2) PIK -- Payment in-kind security.

 *  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 1998

Investment Holdings By Country (% of net assets)
(Excludes net cash and short-term investments of 3.9%)

    Hong Kong (HK)
                                      0.6
    Mexico (MEX)
                                      2.3
    Switzerland (SWS)
                                      4.2
    Portugal (PORT)
                                      4.4
    Netherlands (NET)
                                      4.7
    Denmark (DEN)
                                      4.8
    Germany (GER)
                                      6.5
    Spain (SP)
                                      9.6
    France (FR)
                                      14.9
    Italy (IT)
                                      20.1
    United Kingdom (UK)
                                      24.0

COMMON STOCKS--96.1%
                                                       VALUE
                                          SHARES       (000S)
                                        ----------   ----------
BANKS--19.4%
  Banco Bilbao Vizcaya (SP)...........   3,961,225   $   53,431
  Banco Commercial
    Portugues--Registered (PORT)......   1,656,603       51,858
  Bayerische Hypotheken und
    Vereinsbank AG (GER)..............     603,901       47,940
  Unicredito Italiano S.P.A. (IT).....  14,050,150       75,412
                                                     ----------
                                                        228,641
                                                     ----------
BUSINESS SERVICES--4.3%
  Rentokil Initial plc (UK)...........   8,164,655       51,108
                                                     ----------
CHEMICALS--2.5%
  SGL Carbon AG (GER).................     368,787       29,164
                                                     ----------
ELECTRICAL EQUIPMENT--5.0%
  Siebe plc (UK)......................  14,255,690       58,456
                                                     ----------
HOUSEHOLD PRODUCTS--2.3%
  Kimberly-Clark De Mexico S.A.
    (MEX).............................   9,373,700       27,450
                                                     ----------

                                                       VALUE
                                          SHARES       (000S)
                                        ----------   ----------

INDUSTRIAL MACHINERY--4.6%
  Valeo S.A. (FR).....................     616,302   $   53,356
  Valeo Wts. (FR) Expire 08/03/2001...      58,896          318
                                                     ----------
                                                         53,674
                                                     ----------
INSURANCE--9.1%
  Assicurazioni Generali (IT).........   1,571,198       56,253
  AXA UAP (FR)........................     451,556       51,041
                                                     ----------
                                                        107,294
                                                     ----------
LEISURE--5.9%
  Granada Group plc (UK)..............   4,709,236       69,545
                                                     ----------
MEDIA--12.8%
  British Sky Broadcasting plc (UK)...   4,214,885       34,355
  Pearson plc (UK)....................   3,505,169       61,130
  Verenigde Nederlandse
    Uitgeversbedrijven N.V. (NET).....   1,598,936       55,282
                                                     ----------
                                                        150,767
                                                     ----------
PHARMACEUTICALS--10.9%
  Glaxo Wellcome plc (UK).............     250,200        7,772
  Novartis AG (SWS)...................      21,261       38,277
  Roche Holdings AG (SWS).............       1,001       11,670
  Sanofi S.A. (FR)....................      74,935       11,734
  Synthelabo (FR).....................     309,658       59,079
                                                     ----------
                                                        128,532
                                                     ----------
TELECOMMUNICATIONS--19.3%
  China Telecom (Hong Kong) (HK)......   3,628,000        6,816
  Tele Danmark A/S-B (DEN)............     522,925       56,959
  Telecom Italia MOB (IT).............   8,901,510       51,659
  Telecom Italia SPA-RNC (IT).........  10,535,900       53,080
  Telefonica S.A. (SP)................   1,312,089       59,242
                                                     ----------
                                                        227,756
                                                     ----------
TOTAL COMMON STOCKS
  (Cost $955,778).................................    1,132,387
                                                     ----------
SHORT-TERM INVESTMENT--3.4%
       (Cost $39,995)
                                        PRINCIPAL
                                          AMOUNT
                                          (000S)
                                        ----------
COMMERCIAL PAPER
  Ford Motor Credit Co.
    5.510%--11/02/1998................     $39,995       39,995
                                                     ----------
TOTAL INVESTMENTS--99.5%
  (Cost $995,773).................................    1,172,382
CASH AND OTHER ASSETS,
  LESS LIABILITIES--0.5%..........................        5,870
                                                     ----------
TOTAL NET ASSETS--100%............................   $1,178,252
                                                     ==========

    The accompanying notes are an integral part of the financial statements.

HARBOR CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 1998

Common Stock Holdings (% of net assets)
(Excludes net cash and short-term investments of 1.5%)

    Financial Services
                                          1.0
    Hotel-Motel
                                          1.0
    Savings & Loans
                                          1.1
    Aerospace/Defense
                                          1.4
    Insurance-Life
                                          1.4
    Miscellaneous High Tech
                                          1.4
    Oil Well Equipment & Services
                                          1.4
    Chemicals-Fertilizers
                                          1.5
    Health Care-Hospital Management
                                          1.6
    Restaurants
                                          2.2
    Banks-Money Centers
                                          2.9
    Electrical Equipment
                                          3.0
    Electronic Instruments
                                          3.4
    Insurance-Other
                                          3.5
    Telecommunications
                                          3.5
    Semiconductors
                                          4.0
    Media
                                          5.2
    Computer Services
                                          8.5
    Credit & Miscellaneous Financial
                                          8.7
    Retail-All Other
                                          9.2
    Drugs & Medicine
                                          15.4
    Computers & Business Equipment
                                          17.2

COMMON STOCKS--98.5%
                                                       VALUE
                                          SHARES       (000S)
                                         ---------   ----------
AEROSPACE/DEFENSE--1.4%
  Raytheon Co. Cl. A...................    461,800   $   25,861
  Raytheon Co. Cl. B...................    484,100       28,108
                                                     ----------
                                                         53,969
                                                     ----------
BANKS-MONEY CENTERS--2.9%
  Chase Manhattan Corp. New............  1,968,800      111,852
                                                     ----------

                                                       VALUE
                                          SHARES       (000S)
                                         ---------   ----------

CHEMICALS-FERTILIZERS--1.5%
  Monsanto Co..........................  1,392,800   $   56,582
                                                     ----------
COMPUTER SERVICES--8.5%
  Cadence Design System Inc............  1,799,800       38,471
  Microsoft Corp.......................  1,258,200      133,212
  Oracle Corp..........................  2,654,500       78,474
  Qwest Communications International
    Inc................................  1,232,100       48,206
  SAP Aktiengesellschaft ADR(1)........    637,500       26,895
                                                     ----------
                                                        325,258
                                                     ----------
COMPUTERS & BUSINESS EQUIPMENT--17.2%
  3Com Corp.*..........................  1,355,600       48,886
  Ascend Communications Inc............  1,209,200       58,344
  Cisco Systems Inc.*..................  1,619,500      102,029
  Compaq Computer Corp.................  1,472,600       46,571
  Dell Computer Corp.*.................  1,235,400       80,919
  International Business Machines
    Corp...............................    581,200       86,272
  MCI WorldCom Inc.....................  3,285,100      181,502
  Xerox Corp...........................    580,600       56,246
                                                     ----------
                                                        660,769
                                                     ----------
CREDIT & MISCELLANEOUS FINANCIAL--8.7%
  Associates First Capital Corp........  1,034,300       72,918
  Citigroup Inc........................  1,980,500       93,207
  MBNA Corp............................  3,037,962       69,304
  Morgan, Stanley, Dean Witter & Co.
    Inc................................  1,514,320       98,052
                                                     ----------
                                                        333,481
                                                     ----------
DRUGS & MEDICINE--15.4%
  American Home Products Corp..........  1,613,900       78,678
  Eli Lilly & Co.......................  1,187,600       96,121
  Merck & Co. Inc......................    783,800      106,009
  Pfizer Inc...........................    698,000       74,904
  Pharmacia & Upjohn Inc...............    690,600       36,559
  Schering Plough Corp.................  1,099,300      113,090
  Warner-Lambert Co....................  1,097,600       86,024
                                                     ----------
                                                        591,385
                                                     ----------
ELECTRICAL EQUIPMENT--3.0%
  General Electric Co..................  1,305,300      114,214
                                                     ----------
ELECTRONIC INSTRUMENTS--3.4%
  Hewlett Packard Co...................    916,100       55,138
  Tellabs Inc.*........................  1,368,000       75,240
                                                     ----------
                                                        130,378
                                                     ----------
FINANCIAL SERVICES--1.0%
  Charles Schwab Corp..................    778,000       37,295
                                                     ----------
HEALTH CARE-HOSPITAL MANAGEMENT--1.6%
  HBO & Co.............................  2,333,200       61,246
                                                     ----------
HOTEL-MOTEL--1.0%
  Promus Hotel Corp. New...............  1,188,600       37,887
                                                     ----------

HARBOR CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                       VALUE
                                          SHARES       (000S)
                                         ---------   ----------
INSURANCE-LIFE--1.4%
  Provident Companies Inc..............    545,000   $   15,839
  UNUM Corp............................    820,500       36,461
                                                     ----------
                                                         52,300
                                                     ----------
INSURANCE-OTHER--3.5%
  Ace Ltd..............................  1,771,200       59,999
  American International Group Inc.....    873,600       74,474
                                                     ----------
                                                        134,473
                                                     ----------
MEDIA--5.2%
  CBS Corp.............................  2,680,900       74,898
  Clear Channel Communication*.........  1,383,900       63,054
  Omnicom Group........................  1,276,800       63,122
                                                     ----------
                                                        201,074
                                                     ----------
MISCELLANEOUS HIGH TECH--1.4%
  Applied Materials Inc................  1,584,500       54,962
                                                     ----------
OIL WELL EQUIPMENT & SERVICES--1.4%
  Schlumberger Ltd.....................  1,024,900       53,807
                                                     ----------
RESTAURANTS--2.2%
  McDonalds Corp.......................  1,241,800       83,045
                                                     ----------
RETAIL-ALL OTHER--9.2%
  Dollar General Corp..................  1,554,300       37,109
  Gap Inc..............................  1,055,350       63,453
  Home Depot Inc.......................  2,347,400      102,112
  Kohl's Corp.*........................  1,331,900       63,681
  Staples Inc..........................  1,887,700       61,586
  Wal-Mart Stores Inc..................    370,700       25,578
                                                     ----------
                                                        353,519
                                                     ----------

                                                       VALUE
                                          SHARES       (000S)
                                         ---------   ----------

SAVINGS & LOANS--1.1%
  Washington Mutual Inc................  1,089,550   $   40,790
                                                     ----------
SEMICONDUCTORS--4.0%
  Intel Corp...........................    786,200       70,119
  Texas Instruments Inc................  1,310,700       83,803
                                                     ----------
                                                        153,922
                                                     ----------
TELECOMMUNICATIONS--3.5%
  Airtouch Communications Inc..........  1,187,800       66,517
  Nokia Corp. ADR(1)...................    722,800       67,266
                                                     ----------
                                                        133,783
                                                     ----------
TOTAL COMMON STOCKS
  (Cost $3,051,073)...............................    3,775,991
                                                     ----------

SHORT-TERM INVESTMENT--1.7%
       (Cost $64,487)
                                         PRINCIPAL
                                          AMOUNT
                                          (000S)
                                         ---------
COMMERCIAL PAPER
  Ford Motor Credit Co.
  5.510%--11/02/1998...................    $64,487       64,487
                                                     ----------
TOTAL INVESTMENTS--100.2%
  (Cost $3,115,560)...............................
                                                      3,840,478
CASH AND OTHER ASSETS, LESS LIABILITIES--(0.2%)...
                                                         (6,880)
                                                     ----------
TOTAL NET ASSETS--100%............................
                                                     $3,833,598
                                                     ==========

------------
(1) ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
 *  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR INTERNATIONAL FUND II
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 1998

Investment Holdings By Country (% of net assets)
(Excludes net cash and short-term investments of 0.3%)

    Canada (CAN)
                                      0.1
    Hong Kong (HK)
                                      0.3
    Malaysia (MAL)
                                      0.9
    Argentina (ARG)
                                      1.3
    Denmark (DEN)
                                      1.7
    Poland (POL)
                                      1.9
    Portugal (PORT)
                                      2.6
    Brazil (BR)
                                      4.1
    Netherlands (NET)
                                      4.6
    Japan (JP)
                                      5.4
    Sweden (SW)
                                      5.5
    Singapore (SGP)
                                      5.5
    Finland (FIN)
                                      6.2
    Italy (IT)
                                      8.7
    United Kingdom (UK)
                                      14.7
    Switzerland (SWS)
                                      17.1
    France (FR)
                                      19.1

COMMON STOCKS--97.6%
                                                        VALUE
                                          SHARES        (000S)
                                       -------------   --------
APPAREL & TEXTILES--0.0%
  Texpar S.A. (BR)...................    126,000,000   $      1
                                                       --------
AUTOMOTIVE--0.3%
  Jardine International Motor (HK)...        848,000        331
                                                       --------

                                                        VALUE
                                          SHARES        (000S)
                                       -------------   --------

BANKS--24.9%
  Banca Commercial Italiana (IT).....        565,000   $  3,491
  Banca Naz Del Lavoro (IT)..........      1,000,000      2,656
  Bank Slaski (POL)..................         43,500      2,172
  Banque National Paris (FR).........         49,123      3,111
  Barclays Bank plc (UK).............        125,000      2,693
  Credit Suisse Group--
    Registered (SWS).................         17,000      2,612
  Paribas (FR).......................         36,000      2,646
  Societe Generale (FR)..............         20,000      2,646
  UBS AG--Registered (SWS)...........         10,500      2,878
  United Overseas Bank (Alien Market)
    (SGP)............................        675,052      3,173
                                                       --------
                                                         28,078
                                                       --------
CONGLOMERATES--3.6%
  Keppel Corp. (SGP).................      1,529,400      3,064
                         +
  Sime Darby Berhad (MAL)-...........      1,600,000        988
                                                       --------
                                                          4,052
                                                       --------
CONSUMER GOODS--3.0%
  Hunter Douglas NV (NET)............         76,591      2,746
  Salomon & Taylor (JP)..............        243,000        615
                                                       --------
                                                          3,361
                                                       --------
CONTAINERS & GLASS--2.1%
  UPM Kymmene Oy (FIN)...............        100,000      2,392
                                                       --------
ELECTRICAL EQUIPMENT--1.4%
  Nokia (AB) Oy Series A(FIN)........         17,000      1,547
                                                       --------
ELECTRONICS--2.9%
  Matsushita Electrical Industries
    (JP).............................         80,000      1,174
  Sony Corp. (JP)....................         33,000      2,095
                                                       --------
                                                          3,269
                                                       --------
FINANCIAL SERVICES--4.1%
  ING Groep NV (NET).................         50,000      2,419
  Julius Baer Holdings AG B (SWS)....            725      2,220
                                                       --------
                                                          4,639
                                                       --------
FOOD--1.3%
  Cresud (ARG).......................      1,050,000      1,439
                                                       --------
INDUSTRIAL MACHINERY--3.2%
  Kone Oy B Shares (FIN).............         24,000      3,001
  Saurer AG Arbon--
    Registered (SWS).................          1,000        590
                                                       --------
                                                          3,591
                                                       --------
INSURANCE--8.7%
  Allied Zurich (UK).................        125,000      1,485
  Assicurazioni Generali (IT)........        102,800      3,680
  AXA UAP (FR).......................         25,000      2,826
  Zurich Allied (SWS)................          3,000      1,822
                                                       --------
                                                          9,813
                                                       --------
LIQUOR--2.7%
  Diageo plc (UK)....................        283,280      3,058
                                                       --------

HARBOR INTERNATIONAL FUND II
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                        VALUE
                                          SHARES        (000S)
                                       -------------   --------
MEDIA--4.1%
  Investec Consulting (PORT).........         75,400   $  2,973
  Reed International (UK)............        200,000      1,692
                                                       --------
                                                          4,665
                                                       --------
MINING & METALS--3.5%
  Billiton plc (UK)..................        980,000      2,403
  Pechiney S.A. (FR).................         40,000      1,374
  Sedna Geotech Inc. Wts. (CAN)
    Expire 10/26/1999................        600,000          0
  Sedna Geotech Inc. Wts. (CAN)
    Expire 03/23/2001................        234,000          0
  Sedna Geotech Inc. (CAN)...........      1,458,048        161
                                                       --------
                                                          3,938
                                                       --------
OIL & GAS PRODUCTION--1.7%
  Petrol Brasileiro Pfd. (BR)........     15,000,000      1,886
                                                       --------
PHARMACEUTICALS--16.3%
  Nobel Biocare (SW).................        220,000      2,677
  Novartis AG--Registered (SWS)......          1,900      3,421
  Novo Nordisk AS Series B (DEN).....         16,500      1,926
  Rhone Poulenc S.A. Series A (FR)...         60,548      2,768
  Roche Holdings AG (SWS)............            300      3,497
  SmithKline Beecham plc (UK)........        326,304      4,080
                                                       --------
                                                         18,369
                                                       --------
PHOTOGRAPHY--1.0%
  Fuji Photo Film Co. (JP)...........         30,000      1,099
                                                       --------
TELECOMMUNICATIONS--5.5%
  Ericsson (LM) Tel Co Series B
    (SW).............................        155,000      3,495
  Telesp Tel Sao Paulo (BR)..........     16,100,000      2,699
                                                       --------
                                                          6,194
                                                       --------
TIRES & RUBBER--3.0%
  Bridgestone Corp. (JP).............         50,000      1,100
  Cie Fin Michel Bas (SWS)...........          5,200      2,245
                                                       --------
                                                          3,345
                                                       --------

                                                        VALUE
                                          SHARES        (000S)
                                       -------------   --------

TOBACCO--4.3%
  British American Tobacco plc
    (UK).............................        125,000   $  1,113
  Seita (FR).........................         63,000      3,742
                                                       --------
                                                          4,855
                                                       --------
TRANSPORTATION--0.0%
  London & Oversea Freighters Wts.
    (NOR)
    Expire 05/12/2001................         57,060          0
                                                       --------
TOTAL COMMON STOCKS
  (Cost $111,526)...................................    109,922
                                                       --------

UNITS--2.1%
 (Cost $995)
  Eurotunnel (FR)*...................      2,065,588      2,361
                                                       --------

SHORT-TERM INVESTMENT--0.6%
         (Cost $721)
                                         PRINCIPAL
                                          AMOUNT
                                          (000S)
                                       -------------

COMMERCIAL PAPER
  Chevron USA Inc. Yrs 1+2
  5.430%--11/02/1998.................           $721        721
                                                       --------

TOTAL INVESTMENTS--100.3%
  (Cost $113,242)...................................    113,004

CASH AND OTHER ASSETS,
  LESS LIABILITIES--(0.3)%..........................       (335)
                                                       --------

TOTAL NET ASSETS--100.0%............................   $112,669
                                                       ========

------------
 * Non-income producing security.
 +
 -Fair Valued (See Note 2 to the Financial Statements.)

    The accompanying notes are an integral part of the financial statements.

HARBOR INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 1998

Investment Holdings By Country (% of net assets)
(Excludes net cash and short-term investments of 3.7%)

    Norway (NOR)
                                        0.4
    Finland (FIN)
                                        1.1
    Hong Kong (HK)
                                        1.3
    Singapore (SGP)
                                        1.4
    Malaysia (MAL)
                                        1.6
    Australia (AUS)
                                        1.7
    Denmark (DEN)
                                        2.1
    Portugal (PORT)
                                        2.2
    Argentina (ARG)
                                        2.6
    South Africa (S. AFR)
                                        2.6
    Brazil (BR)
                                        2.7
    Spain (SP)
                                        3.1
    Italy (IT)
                                        4.6
    Netherlands (NET)
                                        5.9
    Japan (JP)
                                        6.0
    Sweden (SW)
                                        6.5
    Switzerland (SWS)
                                        12.9
    France (FR)
                                        13.6
    United Kingdom (UK)
                                        24.0

COMMON STOCKS--94.9%
                                                       VALUE
                                         SHARES        (000S)
                                       -----------   ----------
AUTOMOTIVE --1.6%
  Volvo AB, Series B (SW)............    3,661,250   $   79,031
                                                     ----------
BANKS--22.1%
  ABN Amro Holdings NV (NET).........    4,376,478       81,981
  Banca Commercial Italiana (IT).....   15,650,000       96,694

                                                       VALUE
                                         SHARES        (000S)
                                       -----------   ----------

  Banco Bilbao Vizcaya (SP)..........    8,401,350   $  113,322
  Banco Commercial Portugues--
    Registered (PORT)................    3,069,383       96,084
  Banco Commercial Portugues ADR
    (PORT)(1)........................      503,062       15,658
  Bankinter Sa--Registered (SP)......    1,380,000       42,225
  Barclays Bank plc (UK).............    4,182,950       90,103
  Credit Suisse Group--Registered
    (SWS)............................      176,600       27,136
  Istituto Bancario San Paolo di
    Torino (IT)......................    3,306,400       48,601
                           +
  Malayan Bank Berhad (MAL)-.........   30,314,000       31,196
  National Westminster Bank (UK).....    5,826,367       98,393
  Overseas Chinese Bank (Alien
    Market) (SGP)....................    8,500,000       37,081
  Paribas (FR).......................      772,120       56,757
  Royal Bank of Scotland Group
    (UK).............................    6,458,176       85,608
  Societe Generale (FR)..............      303,000       40,084
  Standard Chartered plc (UK)........    5,691,100       61,199
  UBS AG--Registered (SWS)...........      248,538       68,127
  United Overseas Bank (Alien Market)
    (SGP)............................    7,540,570       35,444
                                                     ----------
                                                      1,125,693
                                                     ----------
BEVERAGES--3.3%
  Cadbury Schweppes (UK).............    5,449,290       83,452
  South African Breweries Ltd. ADR
    (S. AFR)(1)......................    2,166,639       42,021
  Whitbread (UK).....................    3,050,000       41,196
                                                     ----------
                                                        166,669
                                                     ----------
CONGLOMERATES--1.8%
                         +
  Sime Darby Berhad (MAL)-...........   42,297,000       26,116
  Swire Pacific Ltd. Cl. A (HK)......   12,036,000       63,871
                                                     ----------
                                                         89,987
                                                     ----------
CONSUMER GOODS--1.5%
  BIC (FR)...........................      722,406       44,469
  Hunter Douglas NV (NET)............      879,254       31,529
                                                     ----------
                                                         75,998
                                                     ----------
CONTAINERS & GLASS--1.8%
  Cie De St Gobain (FR)..............      264,000       39,059
  UPM Kymmene Oy (FIN)...............    2,100,000       50,228
                                                     ----------
                                                         89,287
                                                     ----------
ELECTRONICS--1.8%
  Matsushita Electrical
    Industries (JP)..................    2,500,000       36,692
  Sony Corp. (JP)....................      871,000       55,287
                                                     ----------
                                                         91,979
                                                     ----------
FINANCIAL SERVICES--2.0%
  ING Groep NV (NET).................    2,072,795      100,287
                                                     ----------

HARBOR INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                       VALUE
                                         SHARES        (000S)
                                       -----------   ----------
FOOD--2.1%
  Nestle S.A.--Registered (SWS)......       50,300   $  106,887
                                                     ----------
INSURANCE--9.0%
  Allied Zurich (UK).................    5,187,347       61,643
  Assicurazioni Generali (IT)........    2,552,000       91,368
  AXA UAP (FR).......................      600,000       67,820
  Richemont (Cie Fin)
    Units A (SWS)....................       59,000       78,359
  Schweiz Ruckversicher--Registered
    (SWS)............................       71,500      159,112
                                                     ----------
                                                        458,302
                                                     ----------
LIQUOR--1.6%
  Diageo plc (UK)....................    7,750,000       83,664
                                                     ----------
MEDIA--1.3%
  News Corp. Ltd. ADR (AUS)(1).......    2,500,000       68,281
                                                     ----------
MINING & METALS--4.2%
  Anglo American Corp.
    South Africa Ltd. ADR (S.
      AFR)(1)........................    1,286,000       42,438
  Billiton plc ADR (UK)(1)...........   26,950,000       66,081
  Gencor Ltd. ADR (S. AFR)(1)........    5,390,000        8,927
  Pechiney S.A. (FR).................    1,488,000       51,127
  Rio Tinto--Registered (UK).........    2,113,036       25,658
  WMC Ltd. (AUS).....................    5,016,369       17,033
                                                     ----------
                                                        211,264
                                                     ----------
OIL & GAS EXPLORATION--0.1%
  LASMO (UK).........................    2,645,469        7,527
                                                     ----------
OIL & GAS PRODUCTION--9.7%
  BG (UK)............................   13,676,470       89,616
  British Petroleum (UK).............    7,138,238      104,777
  Petrol Brasileiros (BR)............  505,900,001       63,614
  Royal Dutch Petroleum Co. ADR
    (NET)(1).........................    1,800,000       88,650
  Saga Petroleum AS
    Series A (NOR)...................    1,493,896       18,868
  Total Cl. B (FR)...................      671,444       77,466
  YPF Sociedad Anonima ADR Cl. D
    (ARG)(1).........................    1,710,000       49,483
                                                     ----------
                                                        492,474
                                                     ----------
PAPER PRODUCTS--0.8%
  Enso Oy (R Shares) (FIN)...........      750,000        5,821
  Mo Och Domsjo Ab Series B (SW).....    1,500,000       34,973
                                                     ----------
                                                         40,794
                                                     ----------

                                                       VALUE
                                         SHARES        (000S)
                                       -----------   ----------

PHARMACEUTICALS--9.0%
  Novartis AG--Registered (SWS)......       69,561   $  125,233
  Novo Nordisk AS Series B (DEN).....      933,000      108,885
  Rhone Poulenc Series A (FR)........    1,357,133       62,044
  SmithKline Beecham plc ADR Cl. A
    (UK)(1)..........................    2,540,000      161,925
                                                     ----------
                                                        458,087
                                                     ----------
PHOTOGRAPHY--3.1%
  Canon Inc. (JP)....................    3,557,000       67,277
  Fuji Photo Film Co. (JP)...........    2,470,000       90,469
                                                     ----------
                                                        157,746
                                                     ----------
TELECOMMUNICATIONS--6.4%
  Ericsson (LM) Tel Co Series B
    (SW).............................    5,280,000      119,047
  Ericsson (LM) Tel Co ADR Series B
    (SW)(1)..........................    1,292,000       29,232
  Telecom Argentina Cl. B (ARG)......    6,600,000       42,584
  Telefonica De Argentina Cl. B
    (ARG)............................   12,000,000       40,153
                        +
  Telekom Malaysia (MAL)-............   14,400,000       21,745
  Telesp Participaco (BR)............  296,600,000        7,583
  Telesp Tel Sao Paulo (BR)..........  397,200,038       66,594
                                                     ----------
                                                        326,938
                                                     ----------
TIRES & RUBBER--2.8%
  Bridgestone Corp. (JP).............    2,545,000       55,995
  Cie Fin Michel Bas
    (Bearer) (SWS)...................       88,700       38,286
  Michelin Cl. B (FR)................    1,127,645       46,479
                                                     ----------
                                                        140,760
                                                     ----------
TOBACCO--6.0%
  British American Tobacco plc
    (UK).............................    5,187,347       46,189
  Imperial Tobacco (UK)..............   10,725,000      109,318
  Seita (FR).........................    1,407,150       83,579
  Swedish Match (SW).................   18,818,974       66,298
                                                     ----------
                                                        305,384
                                                     ----------
TOYS & AMUSEMENTS--1.1%
  Swatch Group AG--Registered
    (SWS)............................      400,000       54,674
                                                     ----------
WATER DISTRIBUTION--1.8%
  Suez Lyonn Eaux (FR)...............      520,487       93,213
                                                     ----------
TOTAL COMMON STOCKS
  (Cost $2,991,083)...............................    4,824,926
                                                     ----------

HARBOR INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                       VALUE
                                         SHARES        (000S)
                                       -----------   ----------
UNITS--0.7%
  (Cost $69,918)
                                                       VALUE
                                         SHARES        (000S)
                                       -----------   ----------
Eurotunnel (FR)*.....................   23,691,799   $   27,078
Eurotunnel (UK)* (2).................    6,000,000        6,929
Eurotunnel Wts. (FR)
  Expire 12/31/2001 - 10/31/2003.....   20,000,000        2,520
                                                     ----------
                                                         36,527
                                                     ----------
CONVERTIBLE BOND--0.7%
 (Cost $39,600)
                                        PRINCIPAL
                                         AMOUNT
                                         (000S)
                                       -----------
LibLife International BV (S. AFR)
    6.500%--09/30/2004...............      $40,000       36,500
                                                     ----------

SHORT-TERM INVESTMENTS--3.6%
COMMERCIAL PAPER
  Chevron USA Inc.
    5.050%--11/06/1998...............       17,196       17,196
    5.050%--11/09/1998...............       18,000       18,000
                                                     ----------
                                                         35,196
                                                     ----------
  Citicorp Inc.
    5.480%--11/16/1998...............        7,163        7,163
                                                     ----------


                                        PRINCIPAL
                                         AMOUNT        VALUE
                                         (000S)        (000S)
                                       -----------   ----------
  General Electric Capital Corp.
    5.090%--11/10/1998...............      $19,252   $   19,252
    5.150%--11/12/1998...............       12,859       12,859
                                                     ----------
                                                         32,111
                                                     ----------
  General Electric Financial
    Assurance Holdings
    5.100%--11/02/1998...............       25,504       25,504
    5.110%--11/04/1998...............       24,321       24,321
    5.250%--11/17/1998...............       12,064       12,064
                                                     ----------
                                                         61,889
                                                     ----------
  Prudential Funding Corp.
    5.100%--11/03/1998...............       16,301       16,301
    5.070%--11/05/1998...............       17,142       17,142
    5.100%--11/13/1998...............       13,768       13,768
                                                     ----------
                                                         47,211
                                                     ----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $183,570).................................      183,570
                                                     ----------
TOTAL INVESTMENTS--99.9%
  (Cost $3,284,171)...............................    5,081,523
CASH AND OTHER ASSETS,
  LESS LIABILITIES--0.1%..........................        6,878
                                                     ----------
TOTAL NET ASSETS--100.0%..........................   $5,088,401
                                                     ==========

------------
(1) ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking organizations.

(2) Security purchased on a delayed delivery or when-issued basis. (See Note 2 to the Financial Statements).

 *  Non-income producing security.

 +
 -  Fair Valued (See Note 2 to the Financial Statements.)

    The accompanying notes are an integral part of the financial statements.

HARBOR VALUE FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 1998

Common Stock Holdings (% of net assets)
(Excludes 14.4% of holdings, of which 1.3% represents net cash and short-term investments and 13.1% represents industry classifications less than 1.5%.)

    Air Transportation
                                          1.5
    Electronic Instruments
                                          1.5
    Services
                                          1.5
    Tires & Rubber
                                          1.6
    Aerospace/Defense
                                          1.7
    Crude Producers
                                          1.9
    Conglomerates
                                          2.1
    Financial Services
                                          2.2
    Computers & Business Equipment
                                          2.4
    Containers
                                          2.4
    Drugs & Medicine
                                          2.5
    Insurance-Other
                                          2.5
    International Oil
                                          2.5
    Machinery
                                          2.5
    Automobile Equipment
                                          2.6
    Electric Power
                                          2.7
    Natural Gas & Pipelines
                                          2.8
    Retail-All Other
                                          3.6
    Electrical Equipment
                                          4.3
    Domestic Oil
                                          4.5
    Grocery Products
                                          5.0
    Telephones
                                          5.0
    Banks-Money Center
                                          5.8
    Chemicals-Fertilizers
                                          6.7
    Banks-Regional
                                          6.9
    Paper
                                          6.9

COMMON STOCKS--98.7%
                                                         VALUE
                                             SHARES      (000S)
                                            ---------   --------
AEROSPACE/DEFENSE--1.7%
  Boeing Co. .............................     1,000    $     37
  Lockheed Martin Corp. ..................     1,100         122
  Raytheon Co. Cl. B .....................     1,900         110
  Rockwell International Corp. New .......    62,900       2,583
                                                        --------
                                                           2,852
                                                        --------
AIR TRANSPORTATION--1.5%
  Alaska Air Group Inc. ..................     7,100         255
  AMR Corp.*..............................     9,000         603
  Delta Air Lines Inc. ...................     3,800         401
  US Airways Group Inc.* .................    22,600       1,278
                                                        --------
                                                           2,537
                                                        --------
ALUMINUM--1.2%
  Aluminum Company of America ............     1,000          79
  Reynolds Metal Co. .....................    33,800       2,026
                                                        --------
                                                           2,105
                                                        --------
AUTOMOBILE EQUIPMENT--2.6%
  Genuine Parts Co. ......................    62,000       1,953
  Navistar International Corp.* ..........     3,000          63
  TRW Inc. ...............................    42,600       2,425
                                                        --------
                                                           4,441
                                                        --------
AUTOMOBILES--0.4%
  Chrysler Corp. .........................     3,700         178
  Ford Motor Co. .........................     4,600         250
  General Motors Corp. ...................     5,100         322
                                                        --------
                                                             750
                                                        --------
BANKS-MONEY CENTER--5.8%
  Bank New York Inc. .....................     2,000          63
  BankAmerica Corp. ......................    96,740       5,557
  Chase Manhattan Corp. New ..............    48,600       2,761
  State Street Corp. .....................     1,000          63
  Wells Fargo & Co. New ..................     7,900         294
  Wells Fargo & Co. ......................     3,100       1,147
                                                        --------
                                                           9,885
                                                        --------
BANKS-REGIONAL--6.9%
  Banc One Corp. .........................    69,059       3,375
  Dime Bancorp Inc. New ..................     1,000          24
  First Union Corp. ......................     5,626         326
  First Virginia Banks Inc. Rts. .........    27,600       1,259
  Fleet Financial Group Inc. .............     3,400         136
  Hibernia Corp., Cl. A ..................    44,800         748
  Huntington Bancshares Inc. .............    10,317         297
  KeyCorp New ............................     2,000          61
  National City Corp. ....................     1,560         100
  PNC Bank Corp. .........................    50,700       2,535
  Summit Bancorp .........................    65,300       2,477
  Suntrust Banks Inc. ....................     1,100          77
  US Bancorp Inc. ........................     9,600         178
  Wachovia Corp. New .....................     1,000          91
                                                        --------
                                                          11,684
                                                        --------

HARBOR VALUE FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                         VALUE
                                             SHARES      (000S)
                                            ---------   --------
BUILDING MATERIAL-CONSTRUCTION--1.4%
  Armstrong World Industries Inc. ........    38,600    $  2,393
                                                        --------
CHEMICALS-FERTILIZERS--6.7%
  Air Products & Chemical Inc. ...........    36,000       1,359
  Dow Chemical Co. .......................     1,400         131
  E.l. Du Pont De Nemours & Co. ..........     4,700         270
  Eastman Chemical Co. ...................    23,000       1,351
  Hercules Inc. ..........................    76,500       2,548
  Millenium Chemicals Inc. ...............    56,500       1,377
  Morton International Inc. New ..........    87,500       2,177
  R.P.M. Inc. ............................    63,200       1,063
  Rohm & Haas Company ....................    32,000       1,080
                                                        --------
                                                          11,356
                                                        --------
COMPUTERS & BUSINESS EQUIPMENT--2.4%
  Compaq Computer Corp. ..................    23,385         740
  International Business Machines
    Corp. ................................     6,300         935
  MCI WorldCom Inc. ......................    38,800       2,144
  NCR Corp. New* .........................     1,693          57
  Xerox Corp. ............................     2,000         194
                                                        --------
                                                           4,070
                                                        --------
CONGLOMERATES--2.1%
  Fortune Brands Inc. ....................    58,400       1,931
  Loews Corp. ............................     1,300         122
  Minnesota Mining & Manufacturing Co. ...     1,000          80
  National Service Industries Inc. .......    39,800       1,428
                                                        --------
                                                           3,561
                                                        --------
CONTAINERS--2.4%
  Crown Cork & Seal Company Inc. .........    81,700       2,604
  Tenneco Inc. New .......................    48,300       1,467
                                                        --------
                                                           4,071
                                                        --------
CREDIT & MISCELLANEOUS FINANCIAL--0.9%
  American Express Co. ...................     2,000         177
  Associates First Capital Corp. .........     1,205          85
  Countrywide Credit Industries Inc. .....       700          30
  Federal National Mortgage
    Association ..........................     6,000         425
  Morgan, Stanley, Dean Witter & Co.
    Inc. .................................    11,200         725
                                                        --------
                                                           1,442
                                                        --------
CRUDE PRODUCERS--1.9%
  Burlington Resources Inc. ..............     1,767          73
  Mitchell Energy & Dev. Corp. Cl. A .....    68,500         955
  Mitchell Energy & Dev. Corp. Cl. B .....    67,600         951
  Ultramar Diamond Shamrock ..............    49,100       1,323
                                                        --------
                                                           3,302
                                                        --------

                                                         VALUE
                                             SHARES      (000S)
                                            ---------   --------

DOMESTIC OIL--4.5%
  Amerada Hess Corp. .....................     1,400    $     77
  Amoco Corp. ............................     5,800         325
  Atlantic Richfield Co. .................    30,800       2,121
  Kerr McGee Corp. .......................    58,200       2,321
  Murphy Oil Corp. .......................    32,200       1,330
  Penzoil Co. ............................    40,200       1,442
  Phillips Petroleum Co. .................     1,500          65
  Tosco Corp. ............................       500          14
                                                        --------
                                                           7,695
                                                        --------
DRUGS & MEDICINE--2.5%
  Baxter International Inc. ..............    46,800       2,805
  Bristol Myers Squibb Co. ...............       800          88
  Pharmacia & Upjohn Inc. ................    27,400       1,450
                                                        --------
                                                           4,343
                                                        --------
ELECTRIC POWER--2.7%
  American Electric Power Inc. ...........     1,500          73
  Cinergy Corp. ..........................    26,400         911
  Consolidated Edison Inc. ...............     2,000         100
  Duke Energy Co. ........................     1,500          97
  Edison International ...................     4,000         106
  Entergy Corp. ..........................     1,500          43
  Firstenergy Corp. ......................       400          12
  FPL Group Inc. .........................     1,000          63
  Houston Industries Inc. ................     2,000          62
  Niagara Mohawk Power Corp.* ............    34,000         497
  Northeast Utilities ....................    28,600         447
  OGE Energy Corp. .......................    28,300         752
  PG & E Corp. ...........................     7,000         213
  PP & L Resources Inc. ..................     1,500          41
  Pacificorp .............................    24,200         461
  Peco Energy Co. ........................     1,700          66
  Pinnacle West Cap Corp. ................     1,300          57
  Public Service Enterprise Group ........       800          30
  Southern Co. ...........................     7,000         197
  Texas Utilities Co. ....................     1,700          74
  Unicom Corp. ...........................     3,600         136
  Unisource Energy Corp. .................     5,800          90
                                                        --------
                                                           4,528
                                                        --------
ELECTRICAL EQUIPMENT--4.3%
  Emerson Electric Co. ...................    40,800       2,693
  General Electric Co. ...................     2,500         219
  Hubbell Inc., Cl. B ....................    54,500       2,173
  Thomas & Betts Corp. ...................    51,900       2,319
                                                        --------
                                                           7,404
                                                        --------
ELECTRONIC INSTRUMENTS--1.5%
  Harris Corp. ...........................    72,100       2,528
  Micron Technology Inc.* ................     1,000          38
                                                        --------
                                                           2,566
                                                        --------

HARBOR VALUE FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                         VALUE
                                             SHARES      (000S)
                                            ---------   --------
FINANCIAL SERVICES--2.2%
  Capital One Financial Corp. ............     1,700    $    173
  Chubb Corp. ............................     1,500          92
  Citigroup Inc. .........................    61,456       2,892
  Lehman Brothers Holdings Inc. ..........     4,000         152
  Merrill Lynch & Company Inc. ...........     6,000         356
  Paine Webber Group Inc. ................     3,200         107
                                                        --------
                                                           3,772
                                                        --------
FOREST PRODUCTS--0.5%
  Champion International Corp. ...........       500          16
  Georgia Pacific Corp. Timberlands
    (TPG) ................................    37,100         823
                                                        --------
                                                             839
                                                        --------
FURNISHINGS & APPLIANCES--0.0%
  Sherwin Williams Co. ...................     1,600          40
                                                        --------
GROCERY PRODUCTS--5.0%
  Archer Daniels Midland Co. .............     3,307          55
  Conagra Inc. ...........................    79,800       2,429
  Dean Foods Co. .........................    54,500       2,555
  Flowers Industries Inc. ................    49,900       1,023
  General Mills Inc. .....................    34,300       2,521
                                                        --------
                                                           8,583
                                                        --------
HEALTH CARE-HOSPITAL MANAGEMENT--0.1%
  Columbia/HCA Healthcare Corp. ..........     3,000          63
  United Healthcare Corp. ................     1,900          83
                                                        --------
                                                             146
                                                        --------
INSURANCE-LIFE--1.2%
  Conseco Inc. ...........................       700          24
  Equitable Companies Inc. ...............    40,500       1,985
                                                        --------
                                                           2,009
                                                        --------
INSURANCE-OTHER--2.5%
  Allstate Corp. .........................    11,136         480
  American International Group Inc. ......     8,812         751
  CNA Financial Group Inc.* ..............     6,400         266
  St. Paul Companies Inc. ................     1,128          37
  Transamerica Corp. .....................    25,500       2,652
                                                        --------
                                                           4,186
                                                        --------
INTERNATIONAL OIL--2.5%
  Chevron Corp. ..........................     1,900         155
  Exxon Corp. ............................    14,800       1,055
  Mobil Corp. ............................    21,900       1,658
  Texaco Inc. ............................    24,100       1,429
                                                        --------
                                                           4,297
                                                        --------
LEISURE & LUXURY--0.7%
  Brunswick Corp. ........................    59,300       1,153
                                                        --------

                                                         VALUE
                                             SHARES      (000S)
                                            ---------   --------

MACHINERY--2.5%
  Caterpillar Inc. .......................     2,400    $    108
  Cooper Industries Inc. .................    57,500       2,537
  Deere & Co. ............................     1,900          67
  Flowserve Corp. ........................    83,800       1,508
                                                        --------
                                                           4,220
                                                        --------
MANUFACTURING DIVERSIFIED--1.0%
  Olin Corp. .............................    34,000         941
  Parker Hannifin Corp. ..................    22,450         803
                                                        --------
                                                           1,744
                                                        --------
MEDIA--1.3%
  CBS Corp.* .............................     5,200         145
  MediaOne Group Inc.* ...................    18,900         800
  Tele Communications Inc. New Com TCI
    Group Series A* ......................    22,600         952
  Tele Communications Inc. New Com Liberty
    Media Group Series A* ................     4,000         152
  Time Warner Inc. .......................     2,000         186
                                                        --------
                                                           2,235
                                                        --------
NATURAL GAS & PIPELINES--2.8%
  AGL Resources Inc. .....................    30,300         634
  Columbia Energy Group ..................       500          29
  MCN Energy Group Inc. ..................    19,600         379
  National Fuel Gas Co. ..................    16,600         784
  Nicor Inc. .............................    13,200         559
  Peoples Energy Corp. ...................    28,400       1,047
  Sonat Inc. .............................    45,800       1,388
                                                        --------
                                                           4,820
                                                        --------
PAPER--6.9%
  Boise Cascade Corp. ....................    91,800       2,570
  Consolidated Papers Inc. ...............    32,500         782
  Kimberly Clark Corp. ...................    56,300       2,716
  Rayonier Inc. ..........................    24,600         964
  Temple Inland Inc. .....................    30,600       1,486
  Union Camp Corp. .......................    29,500       1,269
  Westvaco Corp. .........................    24,400         601
  Willamette Industries Inc. .............    45,700       1,417
                                                        --------
                                                          11,805
                                                        --------
PHOTOGRAPHIC-OPTICAL--1.3%
  Bausch & Lomb Inc.......................    53,100       2,214
                                                        --------
PUBLISHING--0.1%
  Gannett Inc.............................     2,000         124
                                                        --------
RAILROADS--0.2%
  Burlington Northern Santa Fe............     8,000         247
  CSX Corp................................       700          27
  Norfolk Southern Corp. .................     1,100          36
                                                        --------
                                                             310
                                                        --------

HARBOR VALUE FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                         VALUE
                                             SHARES      (000S)
                                            ---------   --------
REAL ESTATE INVESTMENT TRUSTS--1.1%
  Developers Diversified Realty...........    34,100    $    644
  Equity Residential Properties Trust.....    14,200         596
  Felcor Suite Hotels.....................    28,100         662
                                                        --------
                                                           1,902
                                                        --------
RETAIL-ALL OTHER--3.6%
  Best Buy Co. Inc.*......................    24,400       1,171
  Dayton Hudson Corp. ....................     3,400         144
  Federated Department Stores Inc.*.......    12,500         480
  J.C. Penney Inc. .......................    41,000       1,948
  Kmart Corp.*............................     6,500          92
  May Department Stores Co. ..............    23,500       1,434
  Sears, Roebuck & Co. ...................     1,400          63
  Wal-Mart Stores Inc. ...................    12,500         863
                                                        --------
                                                           6,195
                                                        --------
SAVINGS & LOANS--0.2%
  Washington Mutual Inc. .................     8,736         327
                                                        --------
SERVICES--1.5%
  H & R Block Inc. .......................    55,400       2,483
                                                        --------
STEEL--1.1%
  Allegheny Teledyne Inc. ................    89,800       1,846
  Bethlehem Steel Corp. ..................    10,000          90
                                                        --------
                                                           1,936
                                                        --------
TELECOMMUNICATIONS--0.3%
  Sprint Corp. ...........................     6,800         522
                                                        --------
TELEPHONES--5.0%
  Alltel Corp. ...........................    41,600       1,947
  Ameritech Corp. ........................     7,500         405
  AT&T Corp. .............................    19,300       1,201
  Bell Atlantic Corp. ....................     5,900         314
  Bellsouth Corp. ........................    12,100         966
  Frontier Corp. .........................    53,200       1,599
  GTE Corp. ..............................    33,800       1,984

                                                         VALUE
                                             SHARES      (000S)
                                            ---------   --------

  SBC Communications Inc. ................     3,800    $    176
  U.S. West Inc. New......................        81           5
                                                        --------
                                                           8,597
                                                        --------
TIRES & RUBBER--1.6%
  BF Goodrich Co. ........................    32,200       1,159
  Cooper Tire & Rubber Co. ...............    92,000       1,529
                                                        --------
                                                           2,688
                                                        --------
TOYS--0.1%
  Toys "R" Us Inc.*.......................     4,300          84
                                                        --------
TOTAL COMMON STOCKS
  (Cost $168,780)....................................    168,216
                                                        --------

SHORT-TERM INVESTMENT--1.0%
(Cost $1,690)
                                            PRINCIPAL
                                             AMOUNT
                                             (000S)
                                            ---------
REPURCHASE AGREEMENT
  Repurchase Agreement with State Street
    Bank & Trust dated October 30, 1998
    due on November 2, 1998 at 4.00%,
    collateralized by a U.S. Treasury
    Note, 10.625% August 15, 2015, par
    value of $1,060 (repurchase proceeds
    of $1,691 when closed on November 2,
    1998).................................    $1,690       1,690
                                                        --------

TOTAL INVESTMENTS--99.7%
  (Cost $170,470)....................................    169,906
CASH AND OTHER ASSETS,
  LESS LIABILITIES--0.3%.............................        562
                                                        --------
TOTAL NET ASSETS--100%...............................   $170,468
                                                        ========

------------

 *  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 1998

Total Investments (% of net assets)
(Excludes net cash and short-term investments of -34.5%)

    Options                             0.6

    Asset Backed Securities             2.1

    Foreign Government Obligations      4.4

    U.S. Government Obligations         10.5

    Corporate Bonds & Notes             43.7

    Mortgage Related Securities         73.2

ASSET BACKED SECURITIES--2.1%
(Cost $9,995)
                                         PRINCIPAL
                                           AMOUNT      VALUE
                                           (000S)      (000S)
                                         ----------   --------
Student Loan Marketing Association
  5.684%--06/30/2000 MTN (1)+..........  $    5,000   $  4,991
  Series 1995 Cl. A-2
    4.920%--10/25/2007+................       5,000      4,945
                                                      --------
                                                         9,936
                                                      --------


CORPORATE BONDS & NOTES--43.7%
Associates Corp. North America
  5.787%--08/27/2001++.................       5,000      4,976
AT&T Capital Corp. MTN(1)
  5.950%--02/16/1999...................      10,000      9,984
Banesto Del Inc.
  8.250%--07/28/2002...................       3,000      3,174
Beneficial Corp. MTN (1)
  5.522%--04/01/2002++.................      10,000      9,934
Calpine Corp.
  8.750%--07/15/2007...................       3,000      3,090
Cemex SA MTN(1)
  8.500%--08/31/2000...................       1,000        975
Central Maine Power MTN (1)
  6.673%--10/25/1999++.................      10,000      9,983
  6.380%--02/24/2000...................      10,000     10,075
                                                      --------
                                                        20,058
                                                      --------
Chrysler Financial Corp. MTN(1)
  5.263%--07/05/2000++.................      10,000      9,971
  5.363%--08/08/2002++.................       8,000      7,955
                                                      --------
                                                        17,926
                                                      --------
Cincinnati Financial Corp.
  6.900%--05/15/2028...................       5,000      5,141
Cleveland Electric Illuminating Co.
  9.500%--05/15/2005...................       2,000      2,171

                                         PRINCIPAL
                                           AMOUNT      VALUE
                                           (000S)      (000S)
                                         ----------   --------

(Cost $9,995)
Commonwealth Edison Co.
  Series 26
  8.000%--10/15/2003...................  $    3,000   $  3,041
Morgan, Stanley, Dean Witter & Co. Inc.
  5.687%--10/05/2002++.................       9,000      9,067
First Chicago Corp. MTN(1)
  Series 178
  5.580%--03/11/2002++.................      10,000      9,969
  5.537%--06/26/2002++.................      10,000      9,977
                                                      --------
                                                        19,946
                                                      --------
First Securities Corp.
  7.875%--10/15/1999...................      12,325     12,627

General Motors Acceptance Corp. MTN(1)
  4.620%--03/16/1999++.................       8,000      7,984
  5.550%--09/15/2003...................       3,000      3,017
                                                      --------
                                                        11,001
                                                      --------
General Motors Acceptance Corp.
  5.347%--04/29/2002++.................      10,000      9,927
Goldman Sachs Group LP MTN (1)(2)
  5.551%--01/09/2001++.................      10,000      9,961
Gulf STS Utilities Co.
  8.210%--01/01/2002...................         400        412
Hydro Quebec Yankee Bonds Debenture
  9.500%--11/15/2030...................         775      1,043
Long Island Lighting Co.
  6.250%--07/15/2001...................       5,000      5,201
Merrill Lynch & Co. Inc.
  5.362%--09/30/2000+..................      10,000      9,926
Meyer, Fred Inc. New
  7.150%--03/01/2003...................       5,000      5,003
Occidental Petroleum Corp.
  6.400%--04/01/2003+..................       5,000      5,042
Orion Network Sys. Inc.
  0.000%--01/15/2007+++................       2,500      1,488
Prudential Funding Corp. MTN Tranche
  20(1)++
  5.890%--08/01/2000...................       5,000      5,011
Saferco Products Inc. MTN(1)(9)
  9.630%--05/31/2000...................         500        538
Salomon Inc. CPI Bond(4)
  3.650%--02/14/2002...................       5,151      5,011
TCI Communications Inc.
  6.375%--09/15/1999...................       2,000      2,021
  5.165%--09/11/2000 MTN(1)++..........       5,000      4,946
                                                      --------
                                                         6,967
                                                      --------
Tenet Healthcare Corp.
  8.625%--12/01/2003...................       4,443      4,676
Time Warner Inc.
  7.975%--08/15/2004...................         450        499

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

CORPORATE BONDS & NOTES--CONTINUED
                                         PRINCIPAL
                                           AMOUNT      VALUE
                                           (000S)      (000S)
                                         ----------   --------
United Mexican States
  6.780%--06/27/2002++.................  $    3,000   $  2,670
Xerox Credit Corp.
  10.000%--04/01/1999..................          50         51
                                                      --------
TOTAL CORPORATE BONDS AND NOTES
  (Cost $217,029)..................................    206,537
                                                      --------

             FOREIGN GOVERNMENT OBLIGATIONS--4.4%
New Zealand
  10.000%--03/15/2002(8)...............    NZ$6,400      3,875
  8.000%--04/15/2004...................    NZ$7,000      4,169
                                                      --------
                                                         8,044
                                                      --------
Republic of Argentina
  5.312%--04/01/2000++.................  $      732        691
  9.164%--04/10/2005++.................       6,000      5,235
                                                      --------
                                                         5,926
                                                      --------
Republic of Korea Loan Earls
  8.281%--04/08/2000+..................       5,000      4,650
Republic of Korea Loan Earls II
  8.281%--04/08/2000+..................       2,630      2,446
                                                      --------
TOTAL FOREIGN BONDS
  (Cost $22,666)...................................     21,066
                                                      --------

MORTGAGE RELATED SECURITIES--73.2%
COLLATERALIZED MORTGAGE OBLIGATIONS:
Capstead Securities Corp. IV
  Series 92 Cl. E
  8.500%--02/25/2022...................         750        758
Collateralized Mortgage Securities
  Corp. Series F-4
  11.450%--11/01/2015..................         207        209
Collateralized Mortgage Securities
  Corp. REMIC(3)
  Series 1988 B-4
  8.750%--04/20/2019...................         243        259
Drexel Burnham Lambert REMIC(3)
  Series H-4
  8.500%--04/01/2017...................       9,208      9,746
Federal Home Loan Mortgage Corp.
  6.291%--08/15/2032+..................      17,346     17,414
Federal Home Loan Mortgage Corp.
  REMIC(3)
  6.000%--08/15/2026...................      10,000      9,423
Federal National Mortgage Association
  REMIC(3)
  Series 1993
  6.500%--02/25/2007 IO(5).............       1,700        145
  Cl. PN
  6.000%--07/25/2017 IO(5).............       2,865        196
  Cl. E


                                         PRINCIPAL
                                           AMOUNT      VALUE
                                           (000S)      (000S)
                                         ----------   --------
  6.000%--04/25/2019...................  $    1,759   $  1,769
  Cl. B
  6.500%--12/25/2020...................       2,000      2,026
  Cl. 2A
  7.000%--04/18/2027...................       6,622      6,594
                                                      --------
                                                        10,730
                                                      --------
GE Capital Mortgage Services Inc.
  REMIC(3)
  6.750%--10/25/2028...................      10,000      9,998
Kidder Peabody Acceptance Corp.
  I Series 1994 A-1
  8.131%--09/25/2024+..................       3,000      3,021
MDC Mortgage Funding Corp.
  Cl. Q-6
  9.000%--03/20/2018...................          14         14
Norwest Asset Securities Corp.
  REMIC(3) Cl. A-9
  6.750%--06/25/2028...................       5,000      5,027
Norwest Mortgage Insd 1 Inc.
  12.375%--01/01/2014..................          95         95
Prudential Home Mortgage Securities Co.
  Series 1993 Cl. A-8 REMIC(3)
  6.750%--08/25/2008...................       5,970      6,044
Prudential Home Mortgage Securities Co.
  Series 1993 Cl. A-1
  8.126%--12/26/2023++.................       2,453      2,507
Residential Asset Securitization Trust
  REMIC(3) Series 1998 A-13
  6.500%--12/25/2028...................       6,931      6,777
Resolution Trust Corporation Mortgage
  Pass Thru Series 1991 L-1
  8.694%--08/25/2021++.................       3,000      3,112
Sears Mortgage Securities Corp.
  Series 92 Cl. A(2)
  7.512%--10/25/2022++.................         717        725
SLM Student Loan Trust
  Cl. A-1
  5.292%--10/25/2005++.................       3,538      3,509
  Cl. A-1
  5.352%--04/25/2006++.................       8,184      8,154
                                                      --------
                                                        11,663
                                                      --------
Structured Asset Mortgage Investments
  Inc.
  6.250%--11/25/2028...................       5,000      4,982
                                                      --------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS......................................    102,504
                                                      --------
OTHER MORTGAGE RELATED SECURITIES:
Federal Home Loan Mortgage Corp.
  Forward Gold 30 Year, TBA(6)
  January Delivery
  6.000%--12/01/1999...................       6,400      6,330
  6.500%--12/01/1999...................      23,850     24,029

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED



MORTGAGE RELATED SECURITIES--CONTINUED

                                         PRINCIPAL
                                           AMOUNT      VALUE
                                           (000S)      (000S)
                                         ----------   --------
  November Delivery
  6.50%--12/01/1999....................  $   39,000   $ 39,305
  6.00%--12/01/1999....................       7,900      7,811
  December Delivery
  6.000%--12/01/1999...................       1,500      1,484
  6.500%--12/01/1999...................       7,250      7,309
                                                      --------
                                                        86,268
                                                      --------

Federal Home Loan Mortgage Corp.
  Pass Thru Certificates
  10.500%--09/01/2000..................          14         14
  7.500%--03/01/2002...................           5          5
  8.000%--06/01/2011...................          66         68
  8.500%--02/01/2017...................          93         97
  7.759%--08/01/2024+..................       1,291      1,341
                                                      --------
                                                         1,525
                                                      --------

Federal Home Loan Mortgage Corp.
  Pass Thru Certificates-REMIC(3)
  7.000%--09/15/2005...................          91         91
  9.000%--12/15/2020...................       2,130      2,227
  8.700%--02/15/2020...................       1,274      1,286
  7.000%--10/15/2022...................          87         87
                                                      --------
                                                         3,691
                                                      --------
Federal Housing Authority Project
  Banco-221D
  7.400%--02/01/2021...................         806        848
  Banco-15
  7.450%--05/01/2021...................         308        321
  Reilly-52
  5.150%--06/01/2018...................         304        281
                                                      --------
                                                         1,450
                                                      --------
Federal National Mortgage Association
  Pass Thru Certificates
  9.000%--03/01/2005...................         159        166
  9.000%--11/01/2009...................       1,401      1,477
  8.500%--12/01/2009...................          16         17
  9.500%--04/01/2011...................          59         64
  6.132%--10/01/2032+..................       1,715      1,731
                                                      --------
                                                         3,455
                                                      --------
Federal National Mortgage Association
  TBA(6)
  January Delivery
  6.500%--12/01/1999...................      25,000     25,181
  November Delivery
  6.500%--12/01/1999...................      25,000     25,187
                                                      --------
                                                        50,368
                                                      --------

                                         PRINCIPAL
                                           AMOUNT      VALUE
                                           (000S)      (000S)
                                         ----------   --------

Government National Mortgage
  Association+
  6.750%--08/15/2017...................  $      408   $    415
Government National Mortgage
  Association II+
  7.000%--01/20/1999...................       4,805      4,930
  6.875%--03/20/2017...................       1,301      1,335
  7.000%--08/20/2022...................       3,256      3,343
  7.000%--09/20/2023...................       2,279      2,339
  6.875%--05/20/2024...................         897        918
  7.000%--07/20/2024...................          67         69
  7.000%--12/20/2024...................         703        721
  6.875%--01/20/2025...................       1,922      1,968
  6.875%--02/20/2025...................       2,020      2,068
  7.000%--10/20/2025...................       1,488      1,526
  7.000%--11/20/2025...................       3,953      4,054
  7.000%--12/20/2026...................       1,219      1,245
  6.500%--07/20/2027...................      11,672     11,837
                                                      --------
                                                        36,353
                                                      --------
Government National Mortgage
  Association TBA(6)
  November Delivery
  6.500%--12/15/1999...................      41,000     41,462
  January Delivery
  6.500%--12/15/1999...................      15,000     15,164
                                                      --------
                                                        56,626
                                                      --------
United Airlines Pass Thru Certificate
  Series 1993 C-2
  9.060%--06/17/2015+..................       3,000      3,388
                                                      --------
TOTAL OTHER MORTGAGE RELATED
  SECURITIES.......................................    243,539
                                                      --------

TOTAL MORTGAGE RELATED SECURITIES
  (Cost $334,745)..................................    346,043
                                                      --------

U.S. GOVERNMENT OBLIGATIONS--10.5%
U.S. Treasury Bonds
  6.500%--11/15/2026...................      20,000     23,275
U.S. Treasury Bonds PO(7)
  0.000%--08/15/2019...................      19,100      5,975
U.S. Treasury Notes(4)
  3.625%--07/15/2002...................      20,404     20,404
                                                      --------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $48,220)...................................     49,654
                                                      --------

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

U.S. GOVERNMENT OBLIGATIONS--10.5%
OPTIONS--0.6%
                                           NO. OF      VALUE
                                         CONTRACTS     (000S)
                                         ----------   --------
U.S. Treasury Bonds Call Options
  Strike Price @ 92.99
    Expiration, 11/23/1998.............  20,000,000   $  2,275
  Strike Price @ 99.96
    Expiration, 02/19/1999.............  10,000,000        197
  Strike Price @ 99.29
    Expiration, 08/20/1999.............  10,000,000        543
                                                      --------
                                                         3,015
                                                      --------
U.S. Treasury Notes Put Options
  Strike Price @ 106.00
    Expiration, 11/21/1998.............  20,000,000          3
                                                      --------
TOTAL OPTIONS(Cost $1,739).........................      3,018
                                                      --------
SHORT-TERM INVESTMENTS--11.7%
                                         PRINCIPAL
                                           AMOUNT
                                           (000S)
                                         ----------
REPURCHASE AGREEMENT
Repurchase Agreement with State Street
  Bank & Trust dated October 30, 1998
  due November 2, 1998 at 4.250%,
  collateralized by a U.S. Treasury
  Note, 11.250% February 15, 2015, par
  value of $5,030 (repurchase proceeds
  of $8,373 when closed on November 2,
  1998)................................  $    8,370      8,370
                                                      --------
U.S. TREASURY BILLS
  3.450%--12/03/1998#..................       2,875      2,866
  4.290%--02/04/1999#..................       2,865      2,832
  4.240%--03/04/1999#..................         145        143
                                                      --------
                                                         5,841
                                                      --------
COMMERCIAL PAPER

American Express Co.
  5.170%--11/13/1998...................       1,000        998
Bellsouth Telecomm Inc.
  5.420%--11/10/1998...................       1,200      1,198
Central Illinois Public Service Co.
  5.080%--11/13/1998...................       2,000      1,997
E I DuPont De Nemours & Co.
  5.430%--12/04/1998...................       4,800      4,776
Ford Motor Credit Co.
  5.290%--12/02/1998...................       5,500      5,475
  5.470%--12/04/1998...................       1,900      1,890
                                                      --------
                                                         7,365
                                                      --------


                                         PRINCIPAL
                                           AMOUNT      VALUE
                                           (000S)      (000S)
                                         ----------   --------
General Electric Capital Corp.
  5.500%--11/13/1998...................  $    1,900   $  1,897
  5.480%--11/17/1998...................         700        698
  5.490%--11/17/1998...................         700        698
                                                      --------
                                                         3,293
                                                      --------
International Business Machines Corp.
  5.090%--11/20/1998...................       2,300      2,294
  5.490%--11/24/1998...................         500        498
                                                      --------
                                                         2,792
                                                      --------
KFW International Finance Inc.
  5.500%--11/02/1998...................         400        400
  5.490%--11/03/1998...................       1,200      1,200
                                                      --------
                                                         1,600
                                                      --------
Minnesota Mining & Manufacturing Co.
  5.340%--12/22/1998...................       2,500      2,481
National Rural Utilities Cooperative
  Finance Corp.
  5.500%--11/09/1998...................       1,000        999
  5.490%--11/13/1998...................         300        299
  5.500%--11/20/1998...................         900        897
  5.320%--12/14/1998...................       2,900      2,882
                                                      --------
                                                         5,077
                                                      --------
New Center Asset Trust
  5.470%--11/02/1998...................       1,300      1,300
Procter & Gamble Co.
  5.370%--12/16/1998...................       2,600      2,583
SBC Communications Inc. Yrs 1+2
  5.450%--11/06/1998...................       1,100      1,099
Shell Oil Co.
  5.240%--11/19/1998...................       4,400      4,388
                                                      --------

TOTAL COMMERCIAL PAPER.............................     40,947
                                                      --------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $55,156)...................................     55,158
                                                      --------

TOTAL INVESTMENTS--146.2%
  (Cost $689,550)..................................    691,412

CASH AND OTHER ASSETS
  LESS LIABILITIES--(46.2)%........................   (218,391)
                                                      --------

TOTAL NET ASSETS--100.0%...........................   $473,021
                                                      ========

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

(All dollar values are represented in thousands)
     SWAP AGREEMENTS AT OCTOBER 31, 1998 ARE AS FOLLOWS:

NOTIONAL                                                                                           UNREALIZED
 AMOUNTS                                                                                         (DEPRECIATION)
 (000S)                             DESCRIPTION                               COUNTERPARTY           (000S)
--------                            -----------                               ------------       --------------
  580,000   To make or receive semi-annual payments through 4/14/2008       Deutsche Bank AG-        $(467)
            based on the difference between (A) the 10 year fixed           New York Branch
            interest rate of 2.295% over (B) the 10 year floating rate adjusted every six months based upon the JPY-LIBOR-BBA.

  377,000   To make or receive semi-annual payments through 4/15/2008       Deutsche Bank AG-         (306)
            based on the difference between (A) the 10 year fixed           New York Branch
            interest rate of 2.305% over (B) the 10 year floating rate adjusted every six months based upon the JPY-LIBOR-BBA.
                                                                                                     -----
                                                                                                     $(773)
                                                                                                     =====

------------

(1)  MTN after the name of a security stands for Medium Term Note.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1998, these securities were valued at $10,686 or 2.3% of net assets.

(3) REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

(4) Inflation-protected securities are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

(5) Interest only (IO) securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These are subject to the risk of accelerated principal paydowns. The amount represents the notional amount on which current interest is calculated.

(6) TBA's are mortgage-backed securities traded under delayed delivery commitments, settling after October 31, 1998. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1% from the principal amount. Income on TBA's is not earned until settlement date. (See Note 2 to the Financial Statements).

(7) Principal only (PO) securities represent the right to receive periodic principal payments on an underlying pool of mortgage loans.

(8) Security purchased on a delayed delivery or when-issued basis. (See Note 2 to the Financial Statements).

(9) Private placement security whose initial acquisition cost was $500 on July 12, 1990. At October 31, 1998, this security was valued at $538 and represented 0.1% of net assets. Saferco Products, Inc. has no outstanding publicly offered securities of the same class as the private placement security held by the Fund. The Fund will bear the costs, if any, relating to the disposition of the private placement security, including costs associated with registering the security under the Securities Act of 1933, if necessary.

  + Variable rate security. The stated rate represents the rate in effect at October 31, 1998.

 ++ Floating rate security. The stated rate represents the rate in effect at October 31, 1998.

+++ Step coupon security. The rate will be 0.0% until January 1, 2002. The rate becomes 12.5% after the stated date.

 # At October 31, 1998, U.S. Treasury Bills held by the Fund were pledged to cover margin requirements for open futures contracts and written options on futures contracts. (See Note 2 to the Financial Statements.) The securities pledged had an aggregate market value of $5,841.

NZ$ New Zealand Dollar

 Y  Japanese Yen

    The accompanying notes are an integral part of the financial statements.

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

(All dollar values are represented in thousands)
     FUTURES CONTRACTS WHICH WERE OPEN AT OCTOBER 31, 1998 ARE AS FOLLOWS:

                                                                AGGREGATE                                     UNREALIZED
                                                              FACE VALUE OF                                 APPRECIATION/
                                            NUMBER OF           CONTRACTS           EXPIRATION DATE         (DEPRECIATION)
              DESCRIPTION                   CONTRACTS            (000S)              OF CONTRACTS               (000S)
              -----------                   ---------         -------------         ---------------         --------------
Euro Dollar (Buy).......................        11              E$ 2,750            September, 2000            $    29
Euro Dollar (Buy).......................        11              E$ 2,750             December, 2000                 24
Euro Dollar (Buy).......................        11              E$ 2,750                March, 2001                 24
Euro Dollar (Buy).......................        11              E$ 2,750                 June, 2001                 22
Euro Dollar (Buy).......................        33              E$ 8,250            September, 2001                 61
Euro Dollar (Buy).......................        33              E$ 8,250             December, 2001                 54
Euro Dollar (Buy).......................        33              E$ 8,250                March, 2002                 53
Euro Dollar (Buy).......................        33              E$ 8,250                 June, 2002                 51
Municipal Bond Index (Buy)..............       100               $   100             December, 1998               (119)
U.S. Treasury Note-5 Yr. (Buy)..........        69               $ 6,900             December, 1998                307
U.S. Treasury Note-10 Yr. (Buy).........       785               $78,500             December, 1998                703
U.S. Treasury Bond-30 Yr. (Buy).........       368               $36,800             December, 1998                (29)
                                                                                                               -------
                                                                                                               $ 1,180
                                                                                                               =======

     WRITTEN OPTIONS WHICH WERE OPEN AT OCTOBER 31, 1998 ARE AS FOLLOWS:

                                                       NUMBER OF               EXPIRATION DATE/                VALUE
                  DESCRIPTION                       SHARES/CONTRACTS             STRIKE PRICE                  (000S)
                  -----------                       ----------------           ----------------                ------
U.S. Treasury Bond Futures(Call)................              500               November, 1998/128            $  (898)
U.S. Treasury Bond (Call).......................       10,000,000            February, 1999/100.51               (145)
U.S. Treasury Bond (Call).......................       10,000,000              August, 1999/101.25               (383)
U.S. Treasury Bond Futures (Put)................              500               November, 1998/114                 (8)
U.S. Treasury Bond (Put)........................       20,000,000             February, 1999/99.62             --
U.S. Treasury Bond (Put)........................       20,000,000               August, 1999/97.97                (17)
                                                                                                              -------
Written options outstanding, at value (premiums
  received of $667).............................                                                              $(1,451)
                                                                                                              =======

     FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT OCTOBER 31, 1998 ARE AS
FOLLOWS:

                                                                    AGGREGATE
                                                        MARKET        FACE                                     UNREALIZED
                                                        VALUE         VALUE          DELIVERY DATE           (DEPRECIATION)
              CURRENCY                   COUNTRY        (000S)       (000S)           OF CONTRACT                (000S)
              --------                   -------        ------      ---------        -------------           --------------
Dollar (Sell)........................  New Zealand      $3,977       $4,168        December 21, 1998             $(191)
                                                                                                                 =====

     TBA SALE COMMITMENTS WHICH WERE OPEN AT OCTOBER 31, 1998 ARE AS FOLLOWS:

                                                    PRINCIPAL                                                   MARKET
                                                     AMOUNT             DELIVERY           COUPON               VALUE
                                                     (000S)              MONTH              RATE                (000S)
                                                    ---------           --------           ------               ------
Federal Home Loan Mortgage Corp. Gold...........     $39,000            November            6.50%              $39,305
Federal Home Loan Mortgage Corp. Gold...........       7,900            November            6.50%                7,811
Federal National Mortgage Assoc.................      25,000            November            6.50%               25,187
Government National Mortgage Assoc. I, 30
  Yr. ..........................................      15,000            November            6.50%               15,162
                                                                                                               -------
                                                                                                               $87,465
                                                                                                               =======

HARBOR SHORT DURATION FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 1998

Total Investments (% of net assets)
(Excludes net cash and short-term investments of 7.8%)

    Corporate Notes & Bonds           4.6

    U.S. Government Obligations       16.6

    Mortgage Related Securities       31.3

    Asset Backed Securities           39.7

ASSET BACKED SECURITIES--39.7%
                                           PRINCIPAL
                                            AMOUNT      VALUE
                                            (000S)      (000S)
                                           ---------   --------
Beneficial Home Equity Loan Trust
  5.707%--04/28/2026+....................   $ 2,915    $  2,910
Chase Manhattan Owner Trust
  6.100%--01/17/2000.....................     1,455       1,459
  5.950%--11/15/2000.....................     3,694       3,718
                                                       --------
                                                          5,177
                                                       --------
CIT RV Trust
  6.200%--10/15/2006.....................     3,750       3,813
Discover Card Trust
  7.850%--11/21/2000.....................     5,100       5,090
  5.758%--10/16/2004+....................     5,000       5,019
                                                       --------
                                                         10,109
                                                       --------
First Chicago Master Trust
  5.478%--07/15/2001+....................     5,000       4,999
Ford Credit Auto Owner Trust
  5.950%--01/15/2000.....................     2,913       2,921
  5.810%--03/15/2002.....................     3,000       3,042
                                                       --------
                                                          5,963
                                                       --------
Green Tree Financial Corp.
  6.040%--06/15/2029+....................     3,000       3,026
Metris Master Trust
  6.039%--08/20/2005+(1).................     4,000       3,952
ML Home Equity Loan Trust
  6.087%--07/15/2022+....................     2,390       2,389
Nationsbank Auto Owners Trust
  6.375%--07/15/2000.....................     2,274       2,284
Newcourt Equipment Trust Securities Cl. A
  5.17%--09/20/2000......................     4,000       4,000
Premier Auto Trust
  5.560%--04/08/2001.....................     4,000       4,032
  5.070%--04/09/2001.....................     5,000       4,993
                                                       --------
                                                          9,025
                                                       --------

                                           PRINCIPAL
                                            AMOUNT      VALUE
                                            (000S)      (000S)
                                           ---------   --------

Saxon Asset Securities Trust
  6.200%--04/25/2018.....................   $ 4,000    $  4,029
Standard Credit Card Master Trust I
  7.875%--11/07/1998.....................     6,865       6,873
Student Loan Marketing Association
  MTN(2)
  5.570%--03/17/2000.....................    13,500      13,625
Toyota Auto Lease Trust
  5.350%--07/25/2002.....................     4,000       4,020
                                                       --------
TOTAL ASSET BACKED SECURITIES
  (Cost $85,928)....................................     86,194
                                                       --------

CORPORATE NOTES & BONDS--4.6%
Key Bank N A
  5.469%--10/27/2000+....................     5,000       5,000
Salomon Inc. (Series D & E)
  6.800%--02/14/2000+....................     5,000       5,067
                                                       --------
TOTAL CORPORATE NOTES & BONDS
  (Cost $10,061)....................................     10,067
                                                       --------

MORTGAGE RELATED SECURITIES--31.3%
GOVERNMENT AGENCY PASS-THROUGHS
Federal National Mortgage Association
  MTN(2)
  5.820%--08/25/1999.....................    16,000      16,141
  5.650%--04/28/2000.....................     4,000       4,047
                                                       --------
                                                         20,188
                                                       --------
COLLATERALIZED MORTGAGE OBLIGATIONS
Aames Mortgage Trust
  6.037%--06/15/2020+....................     5,000       4,988
Allied Capital Commercial Mortgage Trust
  MTN(1)(2)
  6.310%--05/25/2003.....................     2,629       2,625
Case Equipment Loan Trust
  5.592%--07/15/2001.....................     3,143       3,153
Champion Home Equity Loan Trust
  6.590%--11/25/2010.....................     2,095       2,099
CRIIMI MAE CMBS Corp.
  5.697%--10/20/2001(1)..................     3,420       3,396
EQCC Home Equity Loan Trust
  6.260%--11/15/2006.....................     1,304       1,307
  6.140%--04/15/2009.....................     2,000       2,010
                                                       --------
                                                          3,317
                                                       --------
Federal Home Loan Mortgage Multiclass
  Mortgage Cl. A MTN REMIC(2)(3)
  6.900%--04/15/2026.....................    14,553      14,594
Federal Home Loan Mortgage Pass Thru
  Certificates MTN REMIC(2)(3)
  5.500%--07/15/2004.....................       178         178

HARBOR SHORT DURATION FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

MORTGAGE RELATED SECURITIES--CONTINUED
                                           PRINCIPAL
                                            AMOUNT      VALUE
                                            (000S)      (000S)
                                           ---------   --------
Federal National Mortgage Association MTN
  REMIC Series 1993 Cl. Z(2)(3)
  5.750%--10/25/2006.....................   $ 6,152    $  6,177
GE Cap Mortgage Services
  6.530%--12/25/2010.....................       750         749
Signet Helco Trust
  5.860%--06/20/2004+....................     2,545       2,536
WFS Financial Owner Trust
  5.777%--01/20/2001.....................     4,000       4,006
                                                       --------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS...........
                                                         47,818
                                                       --------
TOTAL MORTGAGE RELATED SECURITIES
  (Cost $67,694)....................................     68,006
                                                       --------

U.S. GOVERNMENT OBLIGATIONS--16.6%
Federal Home Loan Banks
  5.525%--08/28/2000.....................    10,000      10,144
U.S. Treasury Bonds
  6.500%--11/15/2026.....................       480         559
U.S. Treasury Notes
  5.625%--12/31/1999.....................     2,500       2,534
  4.500%--09/30/2000.....................     7,500       7,540
  4.000%--10/31/2000.....................     7,500       7,485
  5.500%--05/31/2003.....................     7,300       7,651
                                                       --------
                                                         25,210
                                                       --------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $35,792)....................................     35,913
                                                       --------
SHORT TERM INVESTMENTS--15.4%
                                           PRINCIPAL
                                            AMOUNT      VALUE
                                            (000S)      (000S)
                                           ---------   --------
REPURCHASE AGREEMENT
  Repurchase Agreement with State Street
    Bank & Trust dated October 30, 1998
    due November 2, 1998 at 5.375%,
    collateralized by a U.S. Treasury
    Note, 6.375% August 15, 2027, par
    value of $5,905 (repurchase proceeds
    of $6,786 when closed on November 2,
    1998)................................   $ 6,783    $  6,783
                                                       --------
BANK OBLIGATION
Societe Generale
  5.850%--12/17/1998.....................     5,000       5,000
                                                       --------
U.S. GOVERNMENT OBLIGATIONS-SHORT TERM
U.S. Treasury Bills
  5.100%--12/10/1998#....................     1,000         996
  4.953%--07/22/1999.....................     3,500       3,394
  4.997%--07/22/1999.....................     1,000         970
  4.655%--08/19/1999.....................     9,000       8,661
  4.705%--08/19/1999.....................     8,000       7,696
                                                       --------
                                                         21,717
                                                       --------
TOTAL SHORT TERM INVESTMENTS
  (Cost $33,471)....................................     33,500
                                                       --------
TOTAL INVESTMENTS--107.6%
  (Cost $232,946)...................................    233,680
CASH AND OTHER ASSETS
  LESS LIABILITIES--(7.6)%..........................    (16,436)
                                                       --------
TOTAL NET ASSETS--100.0%............................   $217,244
                                                       ========

FUTURES CONTRACTS WHICH WERE OPEN AT OCTOBER 31, 1998 ARE AS FOLLOWS:

                                                                             AGGREGATE
                                                                           FACE VALUE OF                         UNREALIZED
                                                              NUMBER OF      CONTRACTS      EXPIRATION DATE     APPRECIATION
                        DESCRIPTION                           CONTRACTS       (000S)          OF CONTRACTS         (000S)
                        -----------                           ---------    -------------    ---------------     ------------
U.S. Treasury Note--2 Yr. (Buy).............................     41           $8,200         December, 1998         $108
                                                                                                                    ====

------------
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1998, these securities were valued at $9,973 or 4.6% of net assets.

(2) MTN after the name of a security stands for Medium Term Note.

(3) REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

 + Floating rate security. The stated rate represents the rate in effect at October 31, 1998

 # At October 31, 1998, U.S. Treasury Bills held by the Fund were pledged to cover margin requirements for open futures contracts. (See Note 2 to the Financial Statements.) The securities pledged had an aggregate market value of $996.

    The accompanying notes are an integral part of the financial statements.

HARBOR MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 1998

Total Investments (% of net assets)
(Excludes net cash of -2.6%)

    Asset Backed Securities           0.8

    Repurchase Agreement              2.3

    Commercial Paper                  41.1

    Bank Obligations                  58.4


ASSET BACKED SECURITIES--0.8%
(Cost $840)
                                           PRINCIPAL
                                            AMOUNT      VALUE
                                            (000S)      (000S)
                                           ---------   --------
  Ford Credit Auto Owner Trust
    5.615%--05/15/1999...................   $  840     $    840
                                                       --------

BANK OBLIGATIONS--58.4%
  Abby National Treasury Services plc
    Corp.
    5.570%--11/24/1998...................    3,500        3,500
  Bank Austria Aktiengesel NY
    5.700%--03/30/1999...................    4,000        4,004
  Bank of Nova Scotia
    5.580%--02/25/1999...................    3,000        2,999
  Banque Nationale De Paris
    5.600%--11/23/1998...................    3,000        3,000
  Barclays Bank Euro CD
    5.570%--11/30/1998...................    3,500        3,500
  Canadian Imperial Bank
    5.550%--02/10/1999...................    3,500        3,503
  Deutsche Bank Euro CD
    5.550%--11/27/1998...................    3,500        3,500
  Dresdner Bank AG NY BRH
    5.330%--03/11/1999...................    4,000        4,000
  Halifax plc
    5.590%--12/21/1998...................    3,000        3,000
  ING Bank Amsterdam
    5.090%--01/22/1999...................    4,000        4,000
  Mellon Bank N A
    5.500%--12/09/1998...................    3,000        3,000
  Morgan Guaranty Trust Co. NY
    5.550%--02/02/1999...................    4,000        4,000
  National Westminster Bank plc
    5.737%--05/07/1999...................    3,000        3,000
  Rabobank Nederland Euro CD
    5.140%--03/02/1999...................    3,000        3,000
  Societe Generale Instl CTF Dep
    5.750%--04/06/1999...................    3,000        3,007


(Cost $840)
                                           PRINCIPAL
                                            AMOUNT      VALUE
                                            (000S)      (000S)
                                           ---------   --------
  Sudwest Deutsche Landesbank
    5.090%--01/22/1999...................   $4,000     $  4,000
  Toronto Dominion Bank
    5.620%--02/08/1999...................    3,500        3,500
                                                       --------
TOTAL BANK OBLIGATIONS
  (Cost $58,513)....................................     58,513
                                                       --------
                    COMMERCIAL PAPER--41.1%
  Bank Et Caisse D Epargne
    5.495%--11/23/1998...................    3,500        3,488
  Commerzbank U S Finance
    5.490%--11/18/1998...................    3,500        3,491
  E I DuPont de Nemours & Co.
    4.930%--01/29/1999...................    3,500        3,457
  Ford Motor Credit Disc. CP Yrs. 1+2
    5.000%--01/14/1999...................    5,000        4,949
  General Motors Acceptance Corp.
    5.520%--01/20/1999...................    3,000        2,963
  IMI Funding Corp. USA
    5.500%--12/30/1998...................    3,000        2,973

  KFW International Finance Inc.
    5.470%--12/22/1998...................    3,000        2,977
  Repsol International Financial Yrs. 1+2
    5.490%--12/03/1998...................    3,750        3,732
  Shell Finance
    5.070%--03/29/1999...................    3,000        2,938
  Sigma Finance Corp.
    5.520%--11/23/1998...................    3,000        2,990
  Suntrust Banks Inc.
    5.470%--11/10/1998...................    3,500        3,495
  Vattenfall Treasury Inc.
    5.500%--11/16/1998...................    3,750        3,741
                                                       --------
TOTAL COMMERCIAL PAPER
  (Cost $41,194)....................................     41,194
                                                       --------

REPURCHASE AGREEMENT--2.3%
  (Cost $2,336)
  Repurchase Agreement with State Street
    Bank & Trust dated October 30, 1998
    due on November 2, 1998 at 5.375%,
    collateralized by a U.S. Treasury
    Note, 6.375% August 15, 2027, par
    value of $2,035 (repurchase proceeds
    of $2,337 when closed on November 2,
    1998)................................    2,336        2,336
                                                       --------

TOTAL INVESTMENTS--102.6%
  (Cost $102,883)(1)................................    102,883

CASH AND OTHER ASSETS,
  LESS LIABILITIES--(2.6)%..........................     (2,607)
                                                       --------

TOTAL NET ASSETS--100.0%............................   $100,276
                                                       ========

------------
(1) The aggregate identified cost on a tax basis is the same.

    The accompanying notes are an integral part of the financial statements.

HARBOR FUND
STATEMENT OF ASSETS AND LIABILITIES--OCTOBER 31, 1998
(All amounts in Thousands, except per share amount)

                                                                           HARBOR
                                                              HARBOR    INTERNATIONAL
                                                              GROWTH       GROWTH
-----------------------------------------------------------------------------------------

ASSETS
INVESTMENTS, AT IDENTIFIED COST*............................  $90,961    $  995,773
-----------------------------------------------------------------------------------------
Investments, at value.......................................  $86,841    $1,172,382
Repurchase agreements.......................................    5,901            --
Cash........................................................       --            --
Foreign currency, at value (cost: $0; $170; $0; $66; $0; $0;
  $150; $14; $0)............................................       --           170
Receivables for:
  Investments sold..........................................      631         7,424
  Capital shares sold.......................................      147         1,787
  Dividends.................................................       --           992
  Interest..................................................       35            12
  Open forward currency contracts...........................       --            --
Deferred organization costs.................................       --            --
Withholding tax receivable..................................       --           896
Other assets................................................        3             6
-----------------------------------------------------------------------------------------
      TOTAL ASSETS..........................................   93,558     1,183,669
LIABILITIES
Payables for:
  Investments purchased.....................................      222         3,827
  Capital shares reacquired.................................    5,143           527
  Dividends to shareholders.................................       --            --
  Written options, at value (premiums received $0; $0; $0;
    $0; $0; $0; $667; $0; $0)...............................       --            --
  Swap agreements...........................................       --            --
  Interest on swap agreements...............................       --            --
  Open forward currency contracts...........................       --            --
  Variation margin on futures contracts.....................       --            --
Accrued expenses:
  Adviser's fees............................................      129           656
  Trustees' fees............................................       --             4
  Transfer agent's fees.....................................        7            51
  Other.....................................................       27           352
  TBA sale commitments, at value (proceeds receivable $0;
    $0; $0; $0; $0; $0; $87,429; $0; $0)....................       --            --
-----------------------------------------------------------------------------------------
      TOTAL LIABILITIES.....................................    5,528         5,417
NET ASSETS
NET ASSETS..................................................  $88,030    $1,178,252
-----------------------------------------------------------------------------------------
Net assets consist of:
  Paid-in capital...........................................  $78,013    $  977,678
  Undistributed/(overdistributed) net investment income.....       --         6,861
  Accumulated net realized gain/(loss)......................    8,236        17,038
  Unrealized appreciation/(depreciation) of investments,
    swap agreements, written options, foreign currency, and
    translation of assets and liabilities in foreign
    currencies..............................................    1,781       176,675
  Unrealized appreciation of futures and forward
    contracts...............................................       --            --
-----------------------------------------------------------------------------------------
                                                              $88,030    $1,178,252
-----------------------------------------------------------------------------------------
Shares of beneficial interest...............................    8,147        65,190
Net asset value, offering and redemption price per share....  $ 10.81    $    18.07

------------
* Including repurchase agreements and short term investments.

    The accompanying notes are an integral part of the financial statements.

HARBOR FUND
STATEMENT OF ASSETS AND LIABILITIES--CONTINUED

   HARBOR
  CAPITAL           HARBOR           HARBOR        HARBOR     HARBOR        HARBOR           HARBOR
APPRECIATION   INTERNATIONAL II   INTERNATIONAL    VALUE       BOND     SHORT DURATION    MONEY MARKET
-------------------------------------------------------------------------------------------------------

 $3,115,560        $113,242        $3,284,171     $170,470   $689,550      $232,946         $102,883
=======================================================================================================
 $3,840,478        $113,004        $5,081,523     $168,216   $683,042      $226,897         $100,547
         --              --                --        1,690      8,370         6,783            2,336
         --               1                 1           --          4            --                1
         --              66                --           --        149            13               --
      1,641           4,275             5,773        1,861     87,429        17,959               --
      5,528               3             6,072          158        598           223              684
      1,581              93             7,565          187         --            --               --
         20              --               478           --      3,964         1,770            1,081
         --              --                --           --      3,785            --               --
         --              12                --           --         --            --               --
         28             256             8,759            4         --            --               --
         10               5                12            3          4             8                5
-------------------------------------------------------------------------------------------------------
  3,849,286         117,715         5,110,183      172,119    787,345       253,653          104,654
     11,401           4,724            11,547        1,154    215,183        35,737               --
      2,279             212             5,120          170      4,101           588            4,305
         --              --                --           --         --             6               22
         --              --                --           --      1,451            --               --
         --              --                --           --        773            --               --
         --              --                --           --          9            --               --
         --              --                --           --      3,976            --               --
         --              --                --           --      1,106            19               --
      1,735              57             3,338           82        191            34               13
         12              --                20            1          1             1               --
        134              11               189            9         27             1               13
        127              42             1,568          235         41            23               25
         --              --                --           --     87,465            --               --
-------------------------------------------------------------------------------------------------------
     15,688           5,046            21,782        1,651    314,324        36,409            4,378
  3,833,598        $112,669        $5,088,401     $170,468   $473,021      $217,244         $100,276
=======================================================================================================
  2,843,775        $119,943        $2,912,313     $154,556   $451,623      $238,787         $100,276
      7,559           1,295            65,545          250      1,380            --               --
    257,346          (8,352)          312,608       16,226     18,980       (22,384)              --
    724,918            (217)        1,797,935         (564)        49           733               --
         --              --                --           --        989           108               --
-------------------------------------------------------------------------------------------------------
 $3,833,598        $112,669        $5,088,401     $170,468   $473,021      $217,244         $100,276
=======================================================================================================
    114,401          10,005           137,651       11,210     40,033        25,002          100,276
 $    33.51        $  11.26        $    36.97     $  15.21   $  11.82      $   8.69         $   1.00

HARBOR FUND
STATEMENT OF OPERATIONS--YEAR ENDED OCTOBER 31, 1998
(All Amounts in Thousands)

                                                                                 HARBOR
                                                              HARBOR          INTERNATIONAL
                                                              GROWTH             GROWTH
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends.................................................  $    75           $ 16,724
  Interest..................................................      681              2,597
  Foreign taxes withheld....................................       (7)            (2,009)
-------------------------------------------------------------------------------------------
  TOTAL INVESTMENT INCOME...................................      749             17,312
OPERATING EXPENSES:
  Investment advisory fees..................................      810              8,194
  Shareholder communications................................       12                142
  Custodian fees............................................       62              1,315
  Transfer agent fees.......................................       78                570
  Professional fees.........................................       55                 59
  Trustees' fees and expenses...............................        2                 16
  Registration fees.........................................       47                207
  Amortization of organization costs........................       --                 --
  Insurance expense.........................................        2                  6
  Miscellaneous.............................................        9                 29
-------------------------------------------------------------------------------------------
     Total operating expenses...............................    1,077             10,538
  Advisory fee waived.......................................       --                 --
  Other expense reimbursements and reductions...............       (2)               (12)
-------------------------------------------------------------------------------------------
     Net operating expenses.................................    1,075             10,526
-------------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)................................     (326)             6,786
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENT
  TRANSACTIONS:
  Net realized gain/(loss) on:
     Investments............................................    8,582             20,378
     Foreign currency transactions..........................       --                607
     Swap agreements........................................       --                 --
     Futures contracts......................................       --                 --
     Written options........................................       --                 --
  Change in net unrealized appreciation/depreciation on:
     Investments and written options........................  (17,161)           119,379
     Swap agreements........................................       --                 --
     Futures contracts......................................       --                 --
     Forward currency contracts.............................       --                 --
     Translation of assets and liabilities in foreign
      currencies............................................       --                 83
-------------------------------------------------------------------------------------------
  Net gain/(loss) on investment transactions................   (8,579)           140,447
-------------------------------------------------------------------------------------------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS.............................................  $(8,905)          $147,233
===========================================================================================

    The accompanying notes are an integral part of the financial statements.

HARBOR FUND
STATEMENT OF OPERATIONS--CONTINUED

   HARBOR                                                                  HARBOR
  CAPITAL           HARBOR            HARBOR       HARBOR    HARBOR        SHORT           HARBOR
APPRECIATION   INTERNATIONAL II    INTERNATIONAL    VALUE     BOND        DURATION      MONEY MARKET
----------------------------------------------------------------------------------------------------
  $ 25,320          $ 2,779          $119,248      $ 4,253   $    --      $    --          $   --
     6,691              240            16,309          150    25,196       10,482           4,616
      (203)            (312)          (14,203)         (12)       --           --              --
----------------------------------------------------------------------------------------------------
    31,808            2,707           121,354        4,391    25,196       10,482           4,616
    20,875            1,006            46,490        1,065     2,905          713             245
       363               28               566           16        66            3              25
       376              363             5,238          117       153           90              40
     1,531              132             2,308          105       319           15             165
        91               53               157           44        73          121              33
        52                2                84            2         6            3               1
       235               85               224           48        73           41              48
        --                5                --           --        --           --              --
         9                2                14            1         4            4               2
        51                6                96            7        12            6               6
----------------------------------------------------------------------------------------------------
    23,583            1,682            55,177        1,405     3,611          996             565
        --             (131)           (3,381)          --      (911)        (356)            (98)
       (46)              (3)              (34)          (2)       (7)          (5)             (5)
----------------------------------------------------------------------------------------------------
    23,537            1,548            51,762        1,403     2,693          635             462
----------------------------------------------------------------------------------------------------
     8,271            1,159            69,592        2,988    22,503        9,847           4,154
   261,400           (8,394)          308,102       16,485     4,342        1,436               3
        --              153             3,286           --     1,815           --              --
        --               --                --           --       435          174              --
        --               --                --           --    16,040           --              --
        --               --                --           --       814           73              --
   168,339            4,367           (33,005)      (8,661)   (1,109)         308              --
        --               --                --           --      (983)          --              --
        --               --                --           --    (2,375)          96              --
        --               --                --           --      (174)          --              --
        --               17               505           --      (348)          --              --
----------------------------------------------------------------------------------------------------
   429,739           (3,857)          278,888        7,824    18,457        2,087               3
----------------------------------------------------------------------------------------------------
  $438,010          $(2,698)         $348,480      $10,812   $40,960      $11,934          $4,157
====================================================================================================

HARBOR FUND
STATEMENT OF CHANGES IN NET ASSETS
(All amounts in Thousands)

                                                       HARBOR                      HARBOR                      HARBOR
                                                       GROWTH               INTERNATIONAL GROWTH        CAPITAL APPRECIATION
                                              -------------------------   -------------------------   -------------------------
                                              NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,
                                                 1997          1996          1997          1996          1997          1996
                                                THROUGH       THROUGH       THROUGH       THROUGH       THROUGH       THROUGH
                                              OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                                 1998          1997          1998          1997          1998          1997
===============================================================================================================================
INCREASE/(DECREASE) IN NET ASSETS:
 Operations:
   Net investment income/(loss).............   $   (326)     $   (481)    $    6,786     $  7,476     $    8,271    $    5,427
   Net realized gain/(loss) on investments,
     foreign currency transactions, futures,
     swap agreements and written options....      8,582        19,531         20,985       30,050        261,400       406,504
   Net unrealized
     appreciation/(depreciation) of
     investments, swap agreements, written
     options, futures, forward foreign
     currency contracts and translation of
     assets and liabilities in foreign
     currencies.............................    (17,161)       (2,456)       119,462        3,171        168,339       245,411
-------------------------------------------------------------------------------------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS................     (8,905)       16,594        147,233       40,697        438,010       657,342
-------------------------------------------------------------------------------------------------------------------------------
 Distributions to shareholders:
   Net investment income....................         --            --         (6,885)      (3,010)        (5,588)       (1,310)
   Net realized gain on investments.........    (17,011)      (28,481)       (33,284)     (13,704)      (405,518)      (53,466)
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS......    (17,011)      (28,481)       (40,169)     (16,714)      (411,106)      (54,776)
-------------------------------------------------------------------------------------------------------------------------------
 Capital share transactions
   Net proceeds from sale of shares.........     31,571        25,126        346,315      683,701      1,292,926     1,068,440
   Net asset value of shares issued in
     connection with reinvestment of:
     Dividends from net investment income...         --            --          6,004        2,695          4,957         1,097
     Distributions from net realized gain...     16,392        26,974         31,697       13,051        368,493        47,557
   Cost of shares reacquired................    (38,585)      (49,156)      (231,778)    (283,449)      (658,086)     (504,471)
-------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE/(DECREASE) DERIVED FROM
     CAPITAL TRANSACTIONS...................      9,378         2,944        152,238      415,998      1,008,290       612,623
-------------------------------------------------------------------------------------------------------------------------------
   Net increase/(decrease) in net assets....    (16,538)       (8,943)       259,302      439,981      1,035,194     1,215,189
NET ASSETS:
 Beginning of period........................    104,568       113,511        918,950      478,969      2,798,404     1,583,215
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD*.............................   $ 88,030      $104,568     $1,178,252     $918,950     $3,833,598    $2,798,404
-------------------------------------------------------------------------------------------------------------------------------
NUMBER OF CAPITAL SHARES:
 Sold.......................................      2,581         1,875         19,055       41,977         39,019        36,171
 Reinvested in payment of investment income
   dividends................................         --            --            381          169            176            41
 Reinvested in payment of capital gain
   distributions............................      1,428         2,215          2,010          818         13,076         1,772
 Reacquired.................................     (3,223)       (3,821)       (13,172)     (17,259)       (20,159)      (16,869)
-------------------------------------------------------------------------------------------------------------------------------
 Net increase/(decrease) in shares
   outstanding..............................        786           269          8,274       25,705         32,112        21,115
 Outstanding:
   Beginning of period......................      7,361         7,092         56,916       31,211         82,289        61,174
-------------------------------------------------------------------------------------------------------------------------------
   End of period............................      8,147         7,361         65,190       56,916        114,401        82,289
-------------------------------------------------------------------------------------------------------------------------------
* Includes undistributed/(over-distributed)
  net investment income of:.................   $     --      $     --     $    6,861     $  7,075     $    7,559    $    4,876

                                                       HARBOR
                                                  INTERNATIONAL II
                                              -------------------------
                                              NOVEMBER 1,   NOVEMBER 1,
                                                 1997          1996
                                                THROUGH       THROUGH
                                              OCTOBER 31,   OCTOBER 31,
                                                 1998          1997
========================================================================
INCREASE/(DECREASE) IN NET ASSETS:
 Operations:
   Net investment income/(loss).............   $  1,159      $  1,079
   Net realized gain/(loss) on investments,
     foreign currency transactions, futures,
     swap agreements and written options....     (8,241)        5,750
   Net unrealized
     appreciation/(depreciation) of
     investments, swap agreements, written
     options, futures, forward foreign
     currency contracts and translation of
     assets and liabilities in foreign
     currencies.............................      4,384        (4,810)
--------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS................     (2,698)        2,019
--------------------------------------------
 Distributions to shareholders:
   Net investment income....................     (1,046)          (31)
   Net realized gain on investments.........     (5,767)          (55)
--------------------------------------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS......     (6,813)          (86)
--------------------------------------------
 Capital share transactions
   Net proceeds from sale of shares.........     51,753       143,553
   Net asset value of shares issued in
     connection with reinvestment of:
     Dividends from net investment income...        984            30
     Distributions from net realized gain...      5,455            52
   Cost of shares reacquired................    (70,969)      (23,184)
--------------------------------------------
   NET INCREASE/(DECREASE) DERIVED FROM
     CAPITAL TRANSACTIONS...................    (12,777)      120,451
--------------------------------------------
   Net increase/(decrease) in net assets....    (22,288)      122,384
NET ASSETS:
 Beginning of period........................    134,957        12,573
--------------------------------------------
 END OF PERIOD*.............................   $112,669      $134,957
------------------------------------------------------------------------
NUMBER OF CAPITAL SHARES:
 Sold.......................................      4,305        11,761
 Reinvested in payment of investment income
   dividends................................         88             3
 Reinvested in payment of capital gain
   distributions............................        490             5
 Reacquired.................................     (5,998)       (1,850)
--------------------------------------------
 Net increase/(decrease) in shares
   outstanding..............................     (1,115)        9,919
 Outstanding:
   Beginning of period......................     11,120         1,201
--------------------------------------------
   End of period............................     10,005        11,120
------------------------------------------------------------------------
* Includes undistributed/(over-distributed)
  net investment income of:.................   $  1,295      $  1,069

    The accompanying notes are an integral part of the financial statements.

HARBOR FUND
STATEMENT OF CHANGES IN NET ASSETS--CONTINUED

              HARBOR                      HARBOR                      HARBOR                      HARBOR
           INTERNATIONAL                   VALUE                       BOND                   SHORT DURATION
     -------------------------   -------------------------   -------------------------   -------------------------
     NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,
        1997          1996          1997          1996          1997          1996          1997          1996
       THROUGH       THROUGH       THROUGH       THROUGH       THROUGH       THROUGH       THROUGH       THROUGH
     OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
        1998          1997          1998          1997          1998          1997          1998          1997
==================================================================================================================
     $   69,592    $   58,550     $  2,988      $  2,732      $  22,503     $ 18,806      $  9,847      $   8,389
        311,388       126,747       16,485        33,809         23,446       11,422         1,683          1,238
        (32,500)      588,192       (8,661)         (625)        (4,989)      (3,011)          404           (691)
------------------------------------------------------------------------------------------------------------------
        348,480       773,489       10,812        35,916         40,960       27,217        11,934          8,936
------------------------------------------------------------------------------------------------------------------
        (57,053)      (54,226)      (3,026)       (2,696)       (23,922)     (18,878)      (11,059)       (11,444)
       (127,358)     (103,297)     (33,943)      (13,934)        (7,601)          --            --             --
------------------------------------------------------------------------------------------------------------------
       (184,411)     (157,523)     (36,969)      (16,630)       (31,523)     (18,878)      (11,059)       (11,444)
------------------------------------------------------------------------------------------------------------------
        569,168       809,204       41,274        33,555        213,780      130,443       141,646        233,482
         48,178        46,590        2,862         2,560         20,005       15,418        11,017         11,420
        114,139        93,381       32,344        13,178          6,756           --            --             --
       (897,201)     (505,220)     (41,214)      (19,329)      (139,551)     (71,455)      (98,770)      (262,216)
------------------------------------------------------------------------------------------------------------------
       (165,716)      443,955       35,266        29,964        100,990       74,406        53,893        (17,314)
------------------------------------------------------------------------------------------------------------------
         (1,647)    1,059,921        9,109        49,250        110,427       82,745        54,768        (19,822)
      5,090,048     4,030,127      161,359       112,109        362,594      279,849       162,476        182,298
------------------------------------------------------------------------------------------------------------------
     $5,088,401    $5,090,048     $170,468      $161,359      $ 473,021     $362,594      $217,244      $ 162,476
------------------------------------------------------------------------------------------------------------------
         14,930        22,725        2,565         2,007         18,415       11,476        16,395         26,849
          1,372         1,479          186           156          1,737        1,366         1,279          1,323
          3,252         2,963        2,187           886            594           --            --             --
        (23,939)      (14,257)      (2,608)       (1,158)       (12,047)      (6,307)      (11,438)       (30,149)
------------------------------------------------------------------------------------------------------------------
         (4,385)       12,910        2,330         1,891          8,699        6,535         6,236         (1,977)
        142,036       129,126        8,880         6,989         31,334       24,799        18,766         20,743
------------------------------------------------------------------------------------------------------------------
        137,651       142,036       11,210         8,880         40,033       31,334        25,002         18,766
------------------------------------------------------------------------------------------------------------------
     $   65,545    $   54,083     $    250      $    288      $   1,380     $  1,923      $     --      $     903

              HARBOR
           MONEY MARKET
     -------------------------
     NOVEMBER 1,   NOVEMBER 1,
        1997          1996
       THROUGH       THROUGH
     OCTOBER 31,   OCTOBER 31,
        1998          1997
==============================
      $   4,154     $   3,305
              3            13
             --            --
---
          4,157         3,318
---
         (4,154)       (3,305)
             (3)          (13)
---
         (4,157)       (3,318)
---
        149,784       138,417
          3,927         3,162
             --            --
       (126,975)     (134,030)
---
         26,736         7,549
---
         26,736         7,549
         73,540        65,991
---
      $ 100,276     $  73,540
------------------------------
        149,784       138,417
          3,927         3,162
             --            --
       (126,975)     (134,030)
---
         26,736         7,549
         73,540        65,991
---
        100,276        73,540
------------------------------
      $      --     $      --

HARBOR FUND  FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

                                                       INCOME FROM INVESTMENT OPERATIONS
                                                   ------------------------------------------
                                                                        NET REALIZED AND
                                                                    UNREALIZED GAINS/(LOSSES)
                                                                    ON INVESTMENTS, FUTURES,
                                 NET ASSET VALUE                    OPTIONS, SWAP AGREEMENTS    TOTAL FROM
                                  BEGINNING OF     NET INVESTMENT     AND FOREIGN CURRENCY      INVESTMENT
YEAR/PERIOD ENDED                    PERIOD        INCOME/(LOSS)            CONTRACTS           OPERATIONS
----------------------------------------------------------------------------------------------------------
HARBOR GROWTH FUND(1)
October 31, 1998................     $14.20            $(.04)                $(1.07)              $(1.11)
October 31, 1997................      16.00           --                       2.30                 2.30
October 31, 1996................      15.73             (.08)(a)               2.20                 2.12
October 31, 1995................      12.83             (.04)                  3.26                 3.22
October 31, 1994................      14.01           --                      (1.16)               (1.16)
----------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL GROWTH FUND
October 31, 1998................     $16.15            $ .11                 $ 2.52               $ 2.63
October 31, 1997................      15.35              .12                   1.12                 1.24
October 31, 1996................      12.10              .14(a)                3.22                 3.36
October 31, 1995................      11.53              .11*                   .54                  .65
October 31, 1994................      10.00              .07*                  1.47                 1.54
----------------------------------------------------------------------------------------------------------
HARBOR CAPITAL APPRECIATION FUND
October 31, 1998................     $34.01            $ .07                 $ 4.35               $ 4.42
October 31, 1997................      25.88              .06                   8.95                 9.01
October 31, 1996................      23.20              .02                   3.00                 3.02
October 31, 1995................      17.31              .04                   6.06                 6.10
October 31, 1994................      17.30              .03                   1.14                 1.17
----------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL FUND II
October 31, 1998................     $12.14            $ .12*                $ (.37)              $ (.25)
October 31, 1997................      10.47              .10*                  1.63                 1.73
October 31, 1996(2).............      10.00              .01*                   .46                  .47
----------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL FUND
October 31, 1998................     $35.84            $ .51*                $ 1.92               $ 2.43
October 31, 1997................      31.21              .41*                  5.44                 5.85
October 31, 1996................      26.93              .41*                  4.41                 4.82
October 31, 1995................      26.87              .39*                   .85                 1.24
October 31, 1994................      22.85              .26*                  3.98                 4.24
----------------------------------------------------------------------------------------------------------
HARBOR VALUE FUND(3)
October 31, 1998................     $18.17            $ .27                 $  .79               $ 1.06
October 31, 1997................      16.04              .34                   4.13                 4.47
October 31, 1996................      14.57              .40                   2.74                 3.14
October 31, 1995................      13.50              .40                   2.13                 2.53
October 31, 1994................      14.31              .36                    .27                  .63
----------------------------------------------------------------------------------------------------------


                                          LESS DISTRIBUTIONS
                                  -----------------------------------
                                  DIVIDENDS FROM   DISTRIBUTIONS FROM    IN EXCESS OF
                                  NET INVESTMENT      NET REALIZED      NET INVESTMENT
YEAR/PERIOD ENDED                     INCOME        CAPITAL GAINS**         INCOME
---------------------------------------------------------------------------------------
HARBOR GROWTH FUND(1)
October 31, 1998................  $  --                 $(2.28)            $--
October 31, 1997................     --                   (4.10)            --
October 31, 1996................     --                   (1.85)            --
October 31, 1995................     --                    (.32)            --
October 31, 1994................     --                    (.02)            --
---------------------------------------------------------------------------------------
HARBOR INTERNATIONAL GROWTH FUND
October 31, 1998................      $(.12)             $ (.59)            $--
October 31, 1997................       (.08)               (.36)            --
October 31, 1996................       (.11)            --                  --
October 31, 1995................       (.08)            --                  --
October 31, 1994................       (.01)            --                  --
---------------------------------------------------------------------------------------
HARBOR CAPITAL APPRECIATION FUND
October 31, 1998................      $(.07)             $(4.85)            $--
October 31, 1997................       (.02)               (.86)            --
October 31, 1996................       (.03)               (.31)            --
October 31, 1995................       (.04)               (.17)            --
October 31, 1994................       (.03)              (1.13)            --
---------------------------------------------------------------------------------------
HARBOR INTERNATIONAL FUND II
October 31, 1998................      $(.10)             $ (.53)            $--
October 31, 1997................       (.02)               (.04)            --
October 31, 1996(2).............     --                 --                  --
---------------------------------------------------------------------------------------
HARBOR INTERNATIONAL FUND
October 31, 1998................      $(.40)             $ (.90)            $--
October 31, 1997................       (.42)               (.80)            --
October 31, 1996................       (.41)               (.13)            --
October 31, 1995................       (.24)               (.94)            --
October 31, 1994................       (.22)            --                  --
---------------------------------------------------------------------------------------
HARBOR VALUE FUND(3)
October 31, 1998................      $(.28)             $(3.74)            $--
October 31, 1997................       (.34)              (2.00)            --
October 31, 1996................       (.40)              (1.27)            --
October 31, 1995................       (.39)              (1.07)            --
October 31, 1994................       (.34)              (1.10)            --
---------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

      TAX                                                               RATIO OF          ADVISER OR          RATIO OF
    RETURN                    NET ASSET             NET ASSETS     OPERATING EXPENSES   SUBADVISER FEES   INTEREST EXPENSE
      OF          TOTAL       VALUE END   TOTAL    END OF PERIOD       TO AVERAGE         NOT IMPOSED        TO AVERAGE
    CAPITAL   DISTRIBUTIONS   OF PERIOD   RETURN   ($ THOUSANDS)   NET ASSETS (%)***      (PER SHARE)      NET ASSETS (%)
--------------------------------------------------------------------------------------------------------------------------
     $--         $(2.28)       $10.81     (8.73)%   $   88,030            1.00%         $   --                --    %
      --          (4.10)        14.20     18.64        104,568            1.12              --                --
      --          (1.85)        16.00     14.84        113,511             .93              --                --
      --           (.32)        15.73     25.93        137,524             .93              --                --
      --           (.02)        12.83     (8.29)       141,330             .93              --                --
--------------------------------------------------------------------------------------------------------------------------
     $--         $ (.71)       $18.07     16.96%    $1,178,252             .96%         $   --                --    %
      --           (.44)        16.15      8.13        918,950            1.02              --                --
      --           (.11)        15.35     27.86        478,969            1.11              --                --
      --           (.08)        12.10      5.83'       122,415            1.21*                .01            --
      --           (.01)        11.53     15.36'        74,734            1.32*                .02            --
--------------------------------------------------------------------------------------------------------------------------
     $--         $(4.92)       $33.51     15.72%    $3,833,598             .68%         $   --                --    %
      --           (.88)        34.01     35.73      2,798,404             .70              --                --
      --           (.34)        25.88     13.22      1,583,215             .75              --                --
      --           (.21)        23.20     35.73        925,751             .75              --                --
      --          (1.16)        17.31      7.25        225,984             .81              --                --
--------------------------------------------------------------------------------------------------------------------------
     $--         $ (.63)       $11.26     (1.98)%'  $  112,669            1.15%*             $ .01            --    %
      --           (.06)        12.14     16.64'       134,957             .99*                .02            --
      --         --             10.47      4.70++'      12,573            1.46*+               .01            --
--------------------------------------------------------------------------------------------------------------------------
     $--         $(1.30)       $36.97      6.97%'   $5,088,401             .94%*             $ .02            --    %
      --          (1.22)        35.84     19.26'     5,090,048             .97*                .02            --
      --           (.54)        31.21     18.17'     4,030,127             .99*                .01            --
      --          (1.18)        26.93      5.06'     3,267,157            1.04*                .01            --
      --           (.22)        26.87     18.57'     3,129,634            1.10*                .01            --
--------------------------------------------------------------------------------------------------------------------------
     $--         $(4.02)       $15.21      6.69%    $  170,468             .79%         $   --                --    %
      --          (2.34)        18.17     31.08        161,359             .83              --                --
      --          (1.67)        16.04     23.08        112,109             .83              --                --
      --          (1.46)        14.57     21.02         84,514             .90              --                --
      --          (1.44)        13.50      4.80         59,390            1.04              --                --
--------------------------------------------------------------------------------------------------------------------------


       RATIO OF NET
     INVESTMENT INCOME
        TO AVERAGE        PORTFOLIO
      NET ASSETS (%)     TURNOVER (%)
--------------------------------------
           (.30)%            23.40%
           (.47)            147.37
           (.50)             87.97
           (.30)             87.94
         --                 115.89
--------------------------------------
            .62%             85.15%
            .91              76.19
            .99              55.17
           1.31*             74.86
            .87*             41.80
--------------------------------------
            .24%             69.56%
            .23              72.80
            .11              73.69
            .23              51.65
            .24              72.89
--------------------------------------
            .86%*            70.34%
           1.33*             57.61
            .40*+             2.61+
--------------------------------------
           1.27%*            13.66%
           1.20*              6.39
           1.42*              9.73
           1.53*             14.01
           1.09*             28.70
--------------------------------------
          1.67%             113.55%
           1.98             145.85
           2.65             132.39
           3.00             135.93
           2.66             150.94
--------------------------------------

See page 41 for notes to the Financial Highlights.

SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

                                           INCOME FROM INVESTMENT OPERATIONS
                                       ------------------------------------------
                                                            NET REALIZED AND
                                                        UNREALIZED GAINS/(LOSSES)
                                                        ON INVESTMENTS, FUTURES,
                     NET ASSET VALUE                    OPTIONS, SWAP AGREEMENTS    TOTAL FROM
                      BEGINNING OF     NET INVESTMENT     AND FOREIGN CURRENCY      INVESTMENT
 YEAR/PERIOD ENDED       PERIOD        INCOME/(LOSS)            CONTRACTS           OPERATIONS
----------------------------------------------------------------------------------------------
HARBOR BOND FUND
October 31, 1998....     $11.57             $.61*                $  .53               $1.14
October 31, 1997....      11.28              .68*                   .30                 .98
October 31, 1996....      11.21              .72*                   .09                 .81
October 31, 1995....      10.41              .74*                   .73                1.47
October 31, 1994....      11.92              .68*                 (1.02)               (.34)
----------------------------------------------------------------------------------------------
HARBOR SHORT DURATION FUND
October 31, 1998....     $ 8.66             $.48*                $  .09               $ .57
October 31, 1997....       8.79              .45*(a)                .01                 .46
October 31, 1996....       8.82              .63*                  (.02)                .61
October 31, 1995....       8.77              .52*                   .06                 .58
October 31, 1994....       9.68              .34*                  (.12)                .22
----------------------------------------------------------------------------------------------
HARBOR MONEY MARKET FUND
October 31, 1998....     $ 1.00             $.05*                $   --               $ .05
October 31, 1997....       1.00              .02*                    --                 .02
October 31, 1996....       1.00              .05*                    --                 .05
October 31, 1995....       1.00              .06*                    --                 .06
October 31, 1994....       1.00              .03*                    --                 .03
----------------------------------------------------------------------------------------------


                                   LESS DISTRIBUTIONS
                           -----------------------------------
                           DIVIDENDS FROM   DISTRIBUTIONS FROM    IN EXCESS OF
                           NET INVESTMENT      NET REALIZED      NET INVESTMENT
 YEAR/PERIOD ENDED             INCOME        CAPITAL GAINS**         INCOME
--------------------------------------------------------------------------------
HARBOR BOND FUND
October 31, 1998............   $ (.66)            $ (.23)            $--
October 31, 1997............     (.69)           --                  --
October 31, 1996............     (.74)           --                  --
October 31, 1995............     (.67)           --                  --
October 31, 1994............     (.67)              (.50)            --
--------------------------------------------------------------------------------
HARBOR SHORT DURATION FUND
October 31, 1998............   $ (.54)        $  --                 $--
October 31, 1997............     (.59)           --                  --
October 31, 1996............     (.60)           --                    (.04)
October 31, 1995............     (.52)           --                    (.01)
October 31, 1994............    (1.08)           --                  --
--------------------------------------------------------------------------------
HARBOR MONEY MARKET FUND
October 31, 1998............  $ (.05)        $   --                 $--
October 31, 1997............     (.02)           --                  --
October 31, 1996............     (.05)           --                  --
October 31, 1995............     (.06)           --                  --
October 31, 1994............     (.03)           --                  --
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

      TAX                                                               RATIO OF          ADVISER OR          RATIO OF
    RETURN                    NET ASSET             NET ASSETS     OPERATING EXPENSES   SUBADVISER FEES   INTEREST EXPENSE
      OF          TOTAL       VALUE END   TOTAL    END OF PERIOD       TO AVERAGE         NOT IMPOSED        TO AVERAGE
    CAPITAL   DISTRIBUTIONS   OF PERIOD   RETURN   ($ THOUSANDS)   NET ASSETS (%)***      (PER SHARE)      NET ASSETS (%)
--------------------------------------------------------------------------------------------------------------------------
     $--         $ (.89)       $11.82     10.33%'    $473,021              .65%*             $ .02            --    %
      --           (.69)        11.57      8.96'      362,594              .67*                .03            --
      --           (.74)        11.28      7.56'      279,849              .70*                .03            --
      --           (.67)        11.21     14.56'      222,998              .70*                .03            --
      --          (1.17)        10.41     (3.14)'     162,221              .77*                .03            --
--------------------------------------------------------------------------------------------------------------------------
     $--         $ (.54)       $ 8.69      6.81%'    $217,244              .36%*             $ .02            --    %
      --           (.59)         8.66      5.48'      162,476              .38*                .02               .64
      --           (.64)         8.79      7.24'      182,292              .35*                .02              1.26
      --           (.53)         8.82      6.82'      105,007              .39*                .02              1.46
      (.05)       (1.13)         8.77      2.53'      115,891              .38*             --    +++           1.26
--------------------------------------------------------------------------------------------------------------------------
     $--         $ (.05)       $ 1.00      5.20%'    $100,276              .57%*         $  --   +++         --    %
      --           (.02)         1.00      5.11'       73,540              .63*             --    +++         --
      --           (.05)         1.00      5.08'       65,991              .64*             --    +++         --
      --           (.06)         1.00      5.66'       64,492              .61*             --    +++         --
      --           (.03)         1.00      3.53'       60,024              .67*             --    +++         --
--------------------------------------------------------------------------------------------------------------------------


       RATIO OF NET
     INVESTMENT INCOME
        TO AVERAGE        PORTFOLIO
      NET ASSETS (%)     TURNOVER (%)
---------------------------------------
           5.41%*            278.06%
           6.04*             252.37
           6.40*             192.64
           7.11*              88.69
           6.29*             150.99
---------------------------------------
           5.51%*            726.92%
           5.14*           1,518.68
           6.84*           1,277.82
           6.19*             725.96
           4.61*             895.76
---------------------------------------
           5.08%*               N/A
           4.97*                N/A
           4.85*                N/A
           5.42*                N/A
           3.38*                N/A
---------------------------------------

(1) Effective May 2, 1997, Harbor Growth Fund appointed Emerging Growth Advisors, Inc. as its Subadviser.
(2) For the period June 1, 1996 (commencement of operations) through October 31, 1996.
(3) Harbor Value Fund appointed Richards & Tierney, Inc. and DePrince, Race & Zollo, Inc. as its Subadvisers effective
    November 1, 1993 and April 20, 1995, respectively.
  + Annualized
 ++ Unannualized
+++ Amount is less than $.01 per share.
  * Reflects the Adviser's or Subadviser's agreement not to impose all or a portion of its advisory fees.
 ** Includes both short-term and long-term capital gains.
*** Percentage does not reflect reduction for credit balance arrangements which would have amounted to the following:
    Year ended October 31, 1997--International II .01%, Short Duration .02%, Money Market .01%
    Year ended October 31, 1996--Growth .01%, International Growth .01%, International II .02%, Short Duration .02%
    Year ended October 31, 1995--Short Duration .01%
(a) Based on monthly average of shares outstanding during the fiscal year.
  ' Total return would have been lower had certain expenses not been waived during the period shown.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--OCTOBER 31, 1998
($ in Thousands)
NOTE 1--ORGANIZATIONAL MATTERS

     Harbor Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of a series of nine diversified investment portfolios (the "Funds"), each of which is represented by a separate series of shares of beneficial interest and having an unlimited number of shares authorized. As of October 31, 1998, the Trust consisted of the following funds: Harbor Growth Fund, Harbor International Growth Fund, Harbor Capital Appreciation Fund, Harbor International Fund II, Harbor International Fund, Harbor Value Fund, Harbor Bond Fund, Harbor Short Duration Fund and Harbor Money Market Fund.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The policies are in conformity with generally accepted accounting principles for investment companies.

SECURITY VALUATION

     Equity securities are valued at the last sale price on an exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") system or, in the case of unlisted securities or listed securities for which there were no sales on the valuation day, the mean between the closing bid and asked price. Securities listed or traded on foreign exchanges are valued at the last sale price on that exchange on the valuation day, or if no sale occurs, at the official bid price (both the last sale price and official bid price are determined as of the close of the London Foreign Exchange).

     Except for Harbor Money Market Fund, debt securities, other than short-term securities with a remaining maturity of less than sixty days, are valued at prices furnished by a pricing service, or as otherwise described below, selected by the Adviser, which determines valuation for normal institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term securities with a remaining maturity of less than sixty days are stated at amortized cost which approximates value. Open futures contracts are valued based on the last sale price on the exchange on which such futures are principally traded.

     Securities for which there are no such prices or for which prices are deemed by the Adviser or Subadviser not to be representative of market values, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees. The actual calculation of fair market value may be done by others including the Adviser and Subadviser.

     Securities of the Harbor Money Market Fund are valued utilizing the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended and the Fund's Rule 2a-7 procedures.

FUTURES CONTRACTS

     A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin," and are recorded by the fund as unrealized gains or losses. When the contract is closed or expired,

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED
($ in Thousands)

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Consistent with its investment policies, each Fund (excluding the Money Market Fund) may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values. Futures contracts tend to increase or decrease the Fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the contracts' terms. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. See Note 3 for open futures contracts held as of October 31, 1998.

OPTIONS

     Consistent with its investment policies, each Fund (excluding the Money Market Fund) may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Options contracts tend to increase or decrease the Fund's exposure to the underlying instrument, or hedge other fund investments.

     When a Fund purchases an option, the premium paid by the Fund is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently "marked-to-market" to reflect the option's current market value. Purchased options are valued at the last sale price on the market on which they are principally traded. If the purchased option expires, the Fund realizes a loss in the amount of the premium. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

     When a Fund writes an option, the premium received by the Fund is presented in the Fund's Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. Written options are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

     The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts' terms. See Note 3 for all outstanding written options as of October 31, 1998.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED
($ in Thousands)

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED
SWAP AGREEMENTS

     To the extent permitted under their respective investment policies, Harbor Bond Fund and Harbor Short Duration Fund may invest in swap agreements which involve the exchange of cash payments based on the specified terms and conditions of such agreements. A swap is an agreement to exchange the return generated by one investment for the return generated by another instrument. The value of each swap is determined by the counterparty to the swap agreement using a methodology which discounts the expected future cash receipts or disbursements related to the swap. The Fund may also enter into interest rate swap agreements which involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Interest rate swaps are "marked-to-market" daily. Unrealized gains or losses are reported as an asset or a liability in the Statement of Assets and Liabilities. The cash paid or received on a swap is recognized as a realized loss or gain when such a payment is paid or received.

     Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk, and interest rate risk in excess of the amount recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates.

TBA/WHEN-ISSUED PURCHASE COMMITMENTS

     Harbor Bond Fund, Harbor Short Duration Fund and Harbor International Fund may enter into TBA (to be announced) and when-issued purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price for a TBA has been established, the principal value has not been finalized. However, the amount of the TBA commitment will not fluctuate more than 1.0% from the principal amount. The price of a when-issued security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated.

     Each Fund holds, and maintains until the settlement date, cash or liquid securities in an amount sufficient to meet the purchase price. TBA and when-issued purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Unsettled TBA and when-issued purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above.

     Although the Funds will generally enter into TBA and when-issued purchase commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Fund's Subadviser deems it appropriate to do so.

TBA SALE COMMITMENTS

     Harbor Bond Fund and Harbor Short Duration Fund may enter into TBA sale commitments to hedge portfolio positions or to sell mortgage-backed securities owned under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date.

     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain and loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED
($ in Thousands)

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

FORWARD CURRENCY CONTRACTS

     Consistent with its investment policies, each Fund (excluding the Money Market Fund) may enter into forward foreign currency contracts to facilitate transactions in foreign securities or as a hedge against either specific transactions or portfolio positions. A forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by a pricing service. The contract is "marked-to-market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened; however, management of the Fund believes the likelihood of such loss is remote.

FOREIGN CURRENCY TRANSLATIONS

     The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

     Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not isolated in the Statement of Operations from the effects of changes in market prices of these securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

REPURCHASE AGREEMENTS

     Each Fund may enter into repurchase agreements with certain banks and broker dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Trust's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. The value of the underlying assets at the time of purchase is required to be at least equal to the repurchase price to protect the Fund in the event of default by the seller.

SECURITIES TRANSACTIONS

     Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains or losses on security transactions are determined on the basis of identified cost for both federal income tax and financial reporting purposes.

INVESTMENT INCOME

     Dividends declared are accrued on the ex-dividend date. For Harbor International Growth Fund, Harbor International Fund II and Harbor International Fund, certain dividends are recorded after the ex-dividend date, but as soon as the Fund is notified of such dividends. Interest income is accrued daily as earned. Discounts

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED
($ in Thousands)

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED

and premiums on fixed income securities purchased are amortized over the life of the respective securities using the straight-line method. Discounts and premiums on high-yield securities are amortized using the effective yield method for the Harbor Bond Fund and Harbor Short Duration Fund.

DISTRIBUTIONS TO SHAREHOLDERS

     Distributions are recorded on the ex-dividend date.

EXPENSES

     Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expense to each Fund can be otherwise fairly made.

DEFERRED ORGANIZATION COSTS

     Certain costs incurred by Harbor International Fund II in connection with its organization and its registration with the Securities and Exchange Commission and with various states aggregated approximately $21. These costs are being amortized on a straight-line basis over a five-year period from the commencement of operations of the Fund.

FEDERAL TAXES

     Each Fund is treated as a separate entity for federal tax purposes. Each Fund's policy is to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its taxable income within the prescribed time. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation of securities held or excise tax on income and capital gains.

NOTE 3--INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, other than short-term securities, for each Fund for the year ended October 31, 1998 were as follows:

                                                            PURCHASES                         SALES
                                                    --------------------------      --------------------------
                                                       U.S.                            U.S.
                      FUND                          GOVERNMENT        OTHER         GOVERNMENT        OTHER
                      ----                          ----------        -----         ----------        -----
Harbor Growth...................................    $       --      $   24,622      $       --      $   24,520
Harbor International Growth.....................            --       1,035,489              --         895,261
Harbor Capital Appreciation.....................            --       3,000,241              --       2,315,355
Harbor International II.........................            --          93,024              --         111,602
Harbor International............................            --         787,903              --       1,095,241
Harbor Value....................................           393         201,929              68         198,411
Harbor Bond.....................................     1,317,377         155,120       1,256,707          64,700
Harbor Short Duration...........................     1,330,830         126,420       1,144,872          59,359

     Harbor Money Market's purchases and sales (including maturities) of investment securities (all short term obligations) aggregated $2,015,318 and $1,985,267, respectively.

     Harbor Bond Fund and Harbor Short Duration Fund may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest and may be required to pay a premium. The Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until the Fund replaces the borrowed security, it will maintain a segregated account of cash or liquid securities with its custodian sufficient to cover its short position.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED
($ in Thousands)

NOTE 3--INVESTMENT PORTFOLIO TRANSACTIONS--CONTINUED
     Harbor Bond Fund enters into forward sale commitments to sell a specified security at a specified price on a specified future date. The forward sales that create short positions are accounted for as short sells as described above.

FUTURES CONTRACTS

Transactions in futures contracts for the year ended October 31, 1998 are summarized as follows:

                                                                  PURCHASES OF                 SALES OF
                                                                FUTURES CONTRACTS          FUTURES CONTRACTS
                                                             -----------------------    -----------------------
                                                                   U.S. BONDS                 U.S. BONDS
                                                             -----------------------    -----------------------
                                                             NUMBER OF    AGGREGATE     NUMBER OF    AGGREGATE
                                                             CONTRACTS    FACE VALUE    CONTRACTS    FACE VALUE
                                                             ---------    ----------    ---------    ----------
HARBOR INTERNATIONAL FUND II
  Contracts outstanding at beginning of year...............       --             --         --             --
  Contracts opened.........................................       --             --          1            281
  Contracts closed.........................................       --             --         (1)          (281)
                                                              ------      ---------       ----         ------
  Open at 10/31/98.........................................       --             --         --             --
                                                              ======      =========       ====         ======
HARBOR BOND FUND
  Contracts outstanding at beginning of year...............    1,282      $ 117,409         --         $   --
  Contracts opened.........................................    7,459        736,000         --             --
  Contracts closed.........................................   (7,419)      (731,109)        --             --
                                                              ------      ---------       ----         ------
  Open at 10/31/98.........................................    1,322      $ 122,300         --             --
                                                              ======      =========       ====         ======
HARBOR SHORT DURATION FUND
  Contracts outstanding at beginning of year...............       --      $      --         --         $   --
  Contracts opened.........................................      215         43,000         17          3,400
  Contracts closed.........................................     (174)       (34,800)       (17)        (3,400)
                                                              ======      =========       ====         ======
  Open at 10/31/98.........................................       41      $   8,200         --         $   --
                                                              ======      =========       ====         ======

                                                                  PURCHASES OF                 SALES OF
                                                                FUTURES CONTRACTS          FUTURES CONTRACTS
                                                             -----------------------    -----------------------
                                                                  FOREIGN BONDS              FOREIGN BONDS
                                                             -----------------------    -----------------------
                                                                           CURRENCY                   CURRENCY
                                                             NUMBER OF     AMOUNT*      NUMBER OF     AMOUNT*
                                                             CONTRACTS      (000S)      CONTRACTS      (000S)
                                                             ---------     --------     ---------     --------
HARBOR BOND FUND
  Contracts outstanding at beginning of year...............       --      E$     --         --         E$  --
  Contracts opened.........................................      176         44,000         --             --
  Contracts closed.........................................       --             --         --             --
                                                              ------      ---------       ----         ------
  Open at 10/31/98.........................................      176      E$ 44,000         --         E$  --
                                                              ======      =========       ====         ======
HARBOR SHORT DURATION FUND
  Contracts outstanding at beginning of year...............       29      E$  7,250         --         E$  --
  Contracts opened.........................................      293         25,490        270            314
  Contracts closed.........................................     (322)       (32,740)      (270)          (314)
                                                              ------      ---------       ----         ------
  Open at 10/31/98.........................................       --      E$     --         --         E$  --
                                                              ======      =========       ====         ======

-------------------------
* Amounts disclosed represent Euro Dollars, Deutsch Marks, Canadian Dollars, and Japanese Yen, throughout the year, with Euro Dollars outstanding at year end.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED
($ in Thousands)

NOTE 3--INVESTMENT PORTFOLIO TRANSACTIONS--CONTINUED
WRITTEN OPTIONS

     Transactions in written options for the year ended October 31, 1998 are summarized as follows:

                                                                     OPTIONS WRITTEN
                                                                --------------------------
                                                                     FOREIGN FUTURES
                                                                --------------------------
                                                                                AGGREGATE
                                                                NUMBER OF       FACE VALUE
                                                                CONTRACTS         (000S)
                                                                ---------       ----------
HARBOR BOND FUND
  Options outstanding at beginning of year..................           200       E$  200
  Options opened............................................            --            --
  Options closed/expired....................................          (200)         (200)
                                                                ----------       -------
  Open at 10/31/98..........................................            --       E$   --
                                                                ==========       =======

                                                                     OPTIONS WRITTEN
                                                                --------------------------
                                                                  U.S. TREASURY FUTURES
                                                                --------------------------
                                                                NUMBER OF       AGGREGATE
                                                                CONTRACTS       FACE VALUE
                                                                ---------       ----------
HARBOR BOND FUND
  Options outstanding at beginning of year..................           300       $   300
  Options opened............................................    60,001,000        61,000
  Options closed/expired....................................          (300)         (300)
                                                                ----------       -------
  Open at 10/31/98..........................................    60,001,000       $61,000
                                                                ==========       =======
HARBOR SHORT DURATION FUND
  Options outstanding at beginning of year..................            --       $    --
  Options opened............................................           308           308
  Options closed/expired....................................          (308)         (308)
                                                                ----------       -------
  Open at 10/31/98..........................................            --       $    --
                                                                ==========       =======

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED
($ in Thousands)

NOTE 4--FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER

     Harbor Capital Advisors, Inc. ("Harbor"), an indirect wholly-owned subsidiary of Owens-Illinois, Inc., is the Trust's Investment Adviser and is also responsible for administrative and other services. Separate advisory agreements for each Fund were in effect during the year ended October 31, 1998. The agreements provide for fees based on an annual percentage rate of average daily net assets as follows:

                                                                  ANNUAL
                                                                PERCENTAGE    FEES
FUND                                                               RATE      EARNED
----                                                            ----------   ------
Harbor Growth...............................................      0.75%      $   810
Harbor International Growth.................................      0.75%        8,194
Harbor Capital Appreciation.................................      0.60%       20,875
Harbor International II.....................................      0.75%        1,006
Harbor International........................................      0.85%       46,490
Harbor Value................................................      0.60%        1,065
Harbor Bond.................................................      0.70%        2,905
Harbor Short Duration.......................................      0.40%          713
Harbor Money Market.........................................      0.30%          245

     Harbor has from time to time agreed not to impose all or a portion of its advisory fees and bear a portion of the expenses incurred in the operation of certain Funds in order to limit Fund expenses. During the year ended October 31, 1998, Harbor agreed not to impose advisory fees of $131, $911, $356 and $98 relating to Harbor International Fund II, Harbor Bond Fund, Harbor Short Duration Fund and Harbor Money Market Fund, respectively; and Harbor and Northern Cross Investments Limited agreed not to impose $3,381 of the advisory fee for Harbor International Fund.

     The Trust reimburses Harbor for certain legal expenses incurred by Harbor with respect to the Trust. Such amounts aggregated $61 for the year ended October 31, 1998.

DISTRIBUTOR

     HCA Securities, Inc., a wholly-owned subsidiary of Harbor Capital Advisors, Inc., is the distributor for Harbor Fund shares. Harbor Fund does not reimburse the distributor for expenses.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED
($ in Thousands)

NOTE 4--FEES AND OTHER TRANSACTIONS WITH AFFILIATES--CONTINUED
SHAREHOLDERS

     On October 31, 1998, Harbor, HCA Securities, Inc., Harbor Transfer, Inc., and various employee benefit plans of Owens-Illinois, Inc. held the following shares of beneficial interest in the Funds:

                                                                  HARBOR, HCA
                                                                SECURITIES AND       BENEFIT PLANS OF
FUND                                                            HARBOR TRANSFER    OWENS-ILLINOIS, INC.
----                                                            ---------------    --------------------
Harbor Growth...............................................          30,888             3,430,538
Harbor International Growth.................................          35,106               825,597
Harbor Capital Appreciation.................................               7             2,539,092
Harbor International II.....................................         212,616               108,619
Harbor International........................................               5             1,596,427
Harbor Value................................................              10             3,232,061
Harbor Bond.................................................               9             2,528,390
Harbor Short Duration.......................................       5,145,479            17,538,218
Harbor Money Market.........................................          37,377            20,201,899

TRANSFER AGENT

     Harbor Transfer, Inc., a wholly-owned subsidiary of Harbor Capital Advisors, Inc., is the shareholder servicing agent for the Funds. Fees incurred for these transfer agent services for the year ended October 31, 1998 totaled $5,223.

"NON-INTERESTED" TRUSTEES

     The fees and expenses of the non-interested Trustees allocated to each Fund are shown on each Fund's Statement of Operations. Trustees' fees and expenses for all Funds aggregated $168 for the year ended October 31, 1998.

CUSTODIAN

     Payments to the custodian have been reduced by balance credits applied to each portfolio for the year ended October 31, 1998. For the Harbor Growth Fund, Harbor International Growth Fund, Harbor Capital Appreciation Fund, Harbor International Fund II, Harbor International Fund, Harbor Value Fund, Harbor Bond Fund, Harbor Short Duration Fund, and Harbor Money Market Fund the reduction amounted to $2, $12, $46, $3, $34, $2, $7, $5 and $5, respectively. The Funds could have invested a portion of the assets utilized in connection with the balance credit arrangements in an income producing asset if the Funds had not entered into such arrangements. The credits approximate the earnings the Funds could have received.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED
($ in Thousands)

NOTE 5--TAX INFORMATION

     The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Funds' capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the year ended October 31, 1998, the Funds reclassified the following amounts:

                                                              UNDISTRIBUTED     ACCUMULATED
                                                              NET INVESTMENT    NET REALIZED        PAID-IN
                                                              INCOME/(LOSS)     GAIN/(LOSS)         CAPITAL
                                                              --------------    ------------        -------
Harbor Growth Fund..........................................     $   326           $  326           $    --
Harbor International Growth Fund............................        (115)             130               (15)
Harbor Capital Appreciation Fund............................          --               39               (39)
Harbor International Fund II................................         113             (109)               (4)
Harbor International Fund...................................      (1,077)           1,218              (141)
Harbor Value Fund...........................................          --               --                --
Harbor Bond Fund............................................         876             (877)                1
Harbor Short Duration Fund..................................         309            2,144            (2,453)

     At October 31, 1998 Harbor International Fund II had a capital loss carryforward of approximately $8,073, which may be available to offset future realized capital gains, if any, and will expire on October 31, 2006.

     At October 31, 1998 Harbor Short Duration Fund had capital loss carryforwards of approximately $20,872, which may be available to offset future realized capital gains, if any; $3,936, $13,538, $1,182, and $2,216 will expire on October 31, 2001, October 31, 2002, October 31, 2004 and October 31, 2005, respectively.

     The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at October 31, 1998 are described below:

                                                                               GROSS UNREALIZED          NET UNREALIZED
                                                                         -----------------------------   APPRECIATION/
NAME OF FUND                                           IDENTIFIED COST   APPRECIATION   (DEPRECIATION)    DEPRECIATION
------------                                           ---------------   ------------   --------------   --------------
Harbor Growth Fund...................................    $   90,961       $   23,587      $ (21,806)       $    1,781
Harbor International Growth Fund.....................       996,862          209,274        (33,754)          175,520
Harbor Capital Appreciation Fund.....................     3,122,908          767,402        (49,832)          717,570
Harbor International Fund II.........................       113,543           15,592        (16,131)             (539)
Harbor International Fund............................     3,285,595        1,975,578       (179,650)        1,795,928
Harbor Value Fund....................................       172,082           11,487        (13,663)           (2,176)
Harbor Bond Fund.....................................       690,121            5,796         (4,505)            1,291
Harbor Short Duration Fund...........................       234,350              968         (1,638)             (670)

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED
(All amounts in Thousands, except per share amount)

NOTE 5--TAX INFORMATION--CONTINUED

     The Funds have designated the following amounts as long-term 28% capital gain distributions and long-term 20% capital gain distributions paid on December 31, 1997:

                                                                          LONG TERM CAPITAL GAINS
                                                              -----------------------------------------------
                                                                      ($000S)                  $ PER SHARE
                                                              -----------------------       -----------------
 NAME OF FUND                                                   28%            20%           28%         20%
 ------------                                                   ---            ---           ---         ---
Harbor Growth Fund.....................................        $14,824       $  2,186       $1.99       $ .29
Harbor International Growth Fund.......................         12,834         20,450         .23         .36
Harbor Capital Appreciation Fund.......................        160,169        173,584        1.92        2.08
Harbor International Fund II...........................            199            395         .02         .04
Harbor International Fund..............................         81,719         44,759         .58         .32
Harbor Value Fund......................................          9,496          3,644        1.05         .40
Harbor Bond Fund.......................................             --          4,636          --         .14
Harbor Short Duration Fund.............................             --             --          --          --

HARBOR FUND
ADDITIONAL INFORMATION

ADDITIONAL FEDERAL TAX INFORMATION -- (UNAUDITED)

     Harbor Value Fund designates 17.16% of its distributions from investment company taxable income for the fiscal year as qualifying for the dividends received deduction for corporate shareholders.

     The Form 1099 you receive in January, 1999 for each of the Funds will show the tax status of all distributions paid to your account in calendar year 1998.

        (This document must be preceded or accompanied by a Prospectus.)


TRUSTEES AND OFFICERS                                                         SHAREHOLDER SERVICING AGENT
Ronald C. Boller                      Chairman, President and                 Harbor Transfer, Inc.
                                      Trustee                                 P.O. Box 10048
Howard P. Colhoun                     Trustee                                 Toledo, Ohio 43699-0048
John P. Gould                         Trustee                                 1-800-422-1050
Rodger F. Smith                       Trustee                                 CUSTODIAN
Constance L. Souders                  Secretary and Treasurer                 State Street Bank and Trust
INVESTMENT ADVISER                                                            Company
Harbor Capital Advisors, Inc.                                                 P.O. Box 1713
One SeaGate                                                                   Boston, MA 02105
Toledo, OH 43666                                                              INDEPENDENT ACCOUNTANTS
DISTRIBUTOR AND                                                               PricewaterhouseCoopers LLP
PRINCIPAL UNDERWRITER                                                         160 Federal Street
HCA Securities, Inc.                                                          Boston, MA 02110
One SeaGate                                                                   LEGAL COUNSEL
Toledo, OH 43666                                                              Hale and Dorr LLP
(419) 247-2477                                                                60 State Street
                                                                              Boston, MA 02109

                               [HARBOR FUND LOGO]
                                  One SeaGate
                               Toledo, Ohio 43666
                                 1-800-422-1050

244,500/12/98                                                             (LOGO)
                                                                  recycled paper

                               INDEX TO EXHIBITS


EXHIBIT NO.                DESCRIPTION
-----------                -----------

   27.1                      FDS
   27.2                      FDS
   27.3                      FDS
   27.4                      FDS
   27.5                      FDS
   27.6                      FDS
   27.7                      FDS
   27.8                      FDS
   27.9                      FDS